UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08743

Invesco Senior Income Trust

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800

Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

Sheri Morris

1555 Peachtree Street, N.E., Suite 1800

Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 8/31/21

ITEM 1.	REPORTS TO STOCKHOLDERS.

(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

(b) Not Applicable.

Semiannual Report to Shareholders	August 31, 2021

Invesco Senior Income Trust

NYSE: VVR

2	Managed Distribution Plan Disclosure
3	Trust Performance
3	Share Repurchase Program Notice
4	Dividend Reinvestment Plan
5	Consolidated Schedule of Investments
26	Consolidated Financial Statements
30	Consolidated Financial Highlights
31	Notes to Consolidated Financial Statements
39	Approval of Investment Advisory and Sub-Advisory Contracts
41	Distribution Notice
43	Proxy Results

Unless otherwise noted, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Managed Distribution Plan Disclosure

The Board of Trustees (the “Board”) of Invesco Senior Income Trust (the “Trust”) approved a Managed Distribution Plan (the “Plan”) whereby the Trust will pay its monthly dividend to common shareholders at a stated fixed monthly distribution amount of $0.021 per share. The effective date of the Plan is October 1, 2020.

The Plan is intended to provide shareholders with a consistent, but not guaranteed, periodic cash payment from the Trust, regardless of when or whether income is earned or capital gains are realized. If sufficient investment income is not available for a monthly distribution, the Trust will distribute long-term capital gains and/or return of capital in order to maintain its managed distribution level under the Plan. A return of capital may occur, for example, when some or all of the money that shareholders invested in the Trust is paid back to them. A return of capital distribution does not necessarily reflect the Trust’s investment performance and should not be confused with “yield” or “income.” No conclusions should be drawn about the Trust’s investment performance from the amount of the Trust’s distributions or from the terms of the Plan. The Plan will be subject to periodic review by the Board, and the Board may amend the terms of the Plan or terminate the Plan at any time without prior notice to the Trust’s shareholders. The amendment or termination of the Plan could have an adverse effect on the market price of the Trust’s common shares.

The Trust will provide its shareholders of record on each distribution record date with a Section 19 Notice disclosing the sources of its dividend payment when a distribution includes anything other than net investment income. The amounts and sources of distributions reported in Section 19 Notices are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Trust’s investment experience during its full fiscal year and may be subject to changes based on tax regulations. The Trust will send shareholders a Form 1099-DIV for the calendar year that will tell them how to report these distributions for federal income tax purposes. Please refer to “Distributions” under Note 1 of the Notes to Financial Statements for information regarding the tax character of the Trust’s distributions.

2                         Invesco Senior Income Trust

Trust Performance

Performance summary Cumulative total returns, 2/28/21 to 8/31/21
Trust at NAV	6.34%
Trust at Market Value	8.14
Credit Suisse Leveraged Loan Index▼	1.99
Market Price Discount to NAV as of 8/31/21	-7.01

Source(s): ▼Bloomberg LP

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Investment return, net asset value (NAV) and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.

    Since the Trust is a closed-end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.

    The Credit Suisse Leveraged Loan Index represents tradable, senior-secured, US-dollar-denominated, noninvestment-grade loans.

    The Trust is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Trust may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Important Notice Regarding Share Repurchase Program

In September 2021, the Board of Trustees of the Trust approved a share repurchase program that allows the Trust to repurchase up to 25% of the 20-day average trading volume of the Trust’s common shares when the Trust is trading at a 10% or greater discount to its net asset value. The Trust will repurchase shares pursuant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value.

3                         Invesco Senior Income Trust

Dividend Reinvestment Plan

The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end Trust (the Trust). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits

∎	Add to your account:

You may increase your shares in your Trust easily and automatically with the Plan.

∎	Low transaction costs:

Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.

∎	Convenience:

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/closed-end.

∎	Safekeeping:

The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan

If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll

If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/closed-end, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computer-share Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. If you are writing to us, please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works

If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:

1.	Premium: If the Trust is trading at a premium — a market price that is higher than its NAV —you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.
2.	Discount: If the Trust is trading at a discount – a market price that is lower than its NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan

There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If the Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications

The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.

Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan

You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/ closed-end or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:

1.

If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.

2.

If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.

3.

You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.

To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/closed-end.

4                         Invesco Senior Income Trust

Consolidated Schedule of Investments

August 31, 2021

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Variable Rate Senior Loan Interests–128.96%(b)(c)
Aerospace & Defense–7.07%
Boeing Co., Revolver Loan (d)(e)	0.00%	10/30/2022		$16,085	$15,949,487
Brown Group Holding LLC, Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	04/22/2028		124	124,021
CEP IV Investment 16 S.a.r.l. (ADB Safegate) (Luxembourg), Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	10/03/2024	EUR	1,414	1,602,830
Dynasty Acquisition Co., Inc.
Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	3.65%	04/08/2026		3,177	3,102,059
Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	3.65%	04/08/2026		1,707	1,666,308
Gogo Intermediate Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	04/30/2028		1,470	1,471,795
Greenrock Finance, Inc., Term Loan B (3 mo. USD LIBOR + 3.50%)	4.50%	06/28/2024		2,212	2,204,446
IAP Worldwide Services, Inc.
Revolver Loan
(Acquired 07/22/2014-02/08/2019; Cost $1,794,337)(d)(e)(f)	0.00%	07/18/2023		1,794	1,794,337
Second Lien Term Loan (3 mo. USD LIBOR + 6.50%)
(Acquired 07/18/2014-02/08/2019; Cost $1,752,255)(d)(f)	8.00%	07/18/2023		1,775	1,774,650
KKR Apple Bidco LLC
First Lien Term Loan(g)	-	07/15/2028		1,421	1,418,801
Second Lien Term Loan(g)	-	07/15/2029		153	155,746
Term Loan (3 mo. USD LIBOR + 3.75%)	3.84%	12/06/2025		1,759	1,757,468
NAC Aviation 8 Ltd. (Ireland), Junior Loan Series 3(d)	3.93%	12/31/2021		2,827	2,208,054
PAE Holdings Corp., Term Loan (1 mo. USD LIBOR + 4.50%)	5.25%	10/13/2027		1,176	1,176,204
Peraton Corp.
First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	02/01/2028		7,176	7,187,600
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.50%	02/26/2029		1,907	1,926,219
Spirit AeroSystems, Inc., Term Loan B (1 mo. USD LIBOR + 5.25%)	6.00%	01/15/2025		1,694	1,711,132
TransDigm, Inc.
Term Loan E (1 mo. USD LIBOR + 2.25%)	2.33%	05/30/2025		1,762	1,736,427
Term Loan F (1 mo. USD LIBOR + 2.25%)	2.33%	12/09/2025		1,055	1,039,701
Vectra Co., First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	3.33%	03/08/2025		791	781,381
					50,788,666

Air Transport–6.70%
AAdvantage Loyalty IP Ltd., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.50%	03/15/2028		3,826	3,944,683
Air Canada (Canada), Term Loan B(g)	-	08/15/2028		2,237	2,238,883
American Airlines, Inc., Term Loan (3 mo. USD LIBOR + 1.75%)	1.84%	06/27/2025		2,121	1,994,742
Avolon TLB Borrower 1 (US) LLC, Term Loan B-4 (1 mo. USD LIBOR + 1.50%)	2.25%	02/10/2027		3,369	3,329,705
eTraveli Group (Sweden), Term Loan B-1 (3 mo. EURIBOR + 4.50%)	4.50%	08/02/2024	EUR	677	783,447
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Term Loan (1 mo. USD LIBOR + 5.25%)	6.25%	06/21/2027		5,141	5,463,333
PrimeFlight Aviation Services, Inc.
Delayed Draw Term Loan (1 mo. USD LIBOR + 6.25%)(d)	0.50%	05/09/2024		2,914	2,873,309
Incremental Delayed Draw Term Loan (1 mo. USD LIBOR + 6.25%)(d)	0.50%	05/09/2024		8,374	8,256,487
Term Loan (1 mo. USD LIBOR + 6.25%)(d)	7.25%	05/09/2024		8,742	8,619,926
SkyMiles IP Ltd., Term Loan (3 mo. USD LIBOR + 3.75%)	4.75%	10/01/2027		4,681	4,968,984
United Airlines, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	05/01/2028		5,515	5,534,864
WestJet Airlines Ltd. (Canada), Term Loan B (3 mo. USD LIBOR + 3.00%)	4.00%	12/11/2026		172	166,778
					48,175,141

Automotive–6.84%
Adient PLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	3.58%	03/31/2028		1,058	1,057,653
Autokiniton US Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	5.00%	03/31/2028		2,541	2,549,966
BCA Marketplace (United Kingdom)
Second Lien Term Loan B(g)	-	06/30/2029	GBP	800	1,117,938
Term Loan B(g)	-	06/30/2028	GBP	305	420,128
Garrett Borrowing LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	3.75%	04/30/2028		2,234	2,225,909
Goodyear Tire & Rubber Co. (The), Second Lien Term Loan (3 mo. USD LIBOR + 2.00%)	2.09%	03/03/2025		590	584,288

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

5                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Automotive–(continued)
Highline Aftermarket Acquisition LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	5.25%	10/28/2027		$2,574	$2,586,208
Les Schwab Tire Centers, Term Loan (1 mo. USD LIBOR + 3.25%)	4.00%	11/02/2027		892	892,782
Mavis Tire Express Services TopCo L.P., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	05/01/2028		4,528	4,535,269
Muth Mirror Systems LLC
Revolver Loan(d)(e)	0.00%	04/23/2025		1,523	1,442,092
Term Loan (3 mo. USD LIBOR + 5.25%)(d)	6.25%	04/23/2025		17,725	16,785,950
PowerTeam Services LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	4.00%	06/01/2026		563	561,751
Superior Industries International, Inc., Term Loan (3 mo. USD LIBOR + 4.00%)	4.08%	05/22/2024		1,214	1,214,909
Transtar Industries, Inc.
Delayed Draw Term Loan
(Acquired 01/22/2021; Cost $ 1,115,094)(d)(e)(f)	0.00%	01/22/2027		1,136	1,121,266
Term Loan A
(Acquired 01/22/2021; Cost $ 8,063,254)(d)(f)(g)	-	01/22/2027		8,235	8,128,380
Truck Hero, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	4.00%	01/20/2028		1,137	1,134,579
Wand NewCo 3, Inc., Term Loan B-1 (1 mo. USD LIBOR + 3.00%)	3.08%	02/05/2026		156	153,917
Winter Park Intermediate, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	5.25%	11/30/2028		2,644	2,649,425
					49,162,410

Beverage & Tobacco–1.81%
Al Aqua Merger Sub, Inc.
Delayed Draw Term Loan(e)	0.00%	06/18/2028		1,036	1,038,804
Term Loan(g)	-	06/18/2028		8,287	8,310,432
Arctic Glacier U.S.A., Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	4.50%	03/20/2024		1,035	989,114
City Brewing Co. LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	03/31/2028		1,265	1,264,805
Waterlogic Holdings Ltd. (United Kingdom)
Term Loan B(g)	-	08/04/2028	EUR	72	85,029
Term Loan B(g)	-	08/04/2028		1,322	1,322,508
					13,010,692

Brokers, Dealers & Investment Houses–0.04%
Zebra Buyer LLC, First Lien Term Loan (g)	-	04/22/2028		315	316,347

Building & Development–1.55%
Brookfield Retail Holdings VII Sub 3 LLC
Term Loan A-2 (3 mo. USD LIBOR + 3.00%)	3.08%	08/28/2023		585	584,354
Term Loan B (3 mo. USD LIBOR + 2.50%)	2.58%	08/27/2025		746	730,374
CRH Europe Distribution (Netherlands), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	10/30/2026	EUR	498	589,994
LBM Holdings LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	12/08/2027		334	329,289
Mayfair Mall LLC, Term Loan(g)	-	04/20/2023		1,183	1,042,292
Quikrete Holdings, Inc., Term Loan B(g)	-	06/11/2028		914	907,829
Standard Industries, Inc., Term Loan B(g)	-	08/31/2028		2,447	2,442,408
TAMKO Building Products LLC, Term Loan (1 mo. USD LIBOR + 3.00%)(d)	3.10%	05/29/2026		290	288,827
Werner FinCo L.P., Term Loan (3 mo. USD LIBOR + 4.00%)(d)	5.00%	07/24/2024		1,201	1,202,765
White Cap Buyer LLC, Term Loan (1 mo. USD LIBOR + 4.00%)	4.50%	10/31/2027		3,001	3,006,334
					11,124,466

Business Equipment & Services–15.81%
Adevinta ASA (Norway), Term Loan B (1 mo. USD LIBOR + 3.00%)	3.75%	10/22/2027		570	569,907
Aegion Corp., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.50%	03/31/2028		858	866,820
Allied Universal Holdco LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.25%	05/12/2028		365	365,321
Atlas CC Acquisition Corp.
Term Loan B (1 mo. USD LIBOR + 4.25%)	5.00%	05/01/2028		510	512,076
Term Loan C (1 mo. USD LIBOR + 4.25%)	5.00%	05/01/2028		104	104,151
AutoScout24 (Speedster Bidco GmbH) (Germany), Second Lien Term Loan (3 mo. EURIBOR + 6.00%)	6.00%	03/31/2028	EUR	259	309,875
Blucora, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)(d)	5.00%	05/22/2024		1,698	1,704,828
Camelot Finance L.P.
Incremental Term Loan B (1 mo. USD LIBOR + 3.00%)	4.00%	10/30/2026		1,980	1,982,959
Term Loan (1 mo. USD LIBOR + 3.00%)	3.08%	10/30/2026		1,862	1,855,034

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

6                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Checkout Holding Corp.
First Lien Term Loan (3 mo. USD LIBOR + 7.50%)
(Acquired 02/15/2019-11/12/2020; Cost $398,528)(f)	8.50%	02/15/2023		$425	$407,104
PIK Term Loan, 9.50% PIK Rate, 2.00% Cash Rate
(Acquired 02/15/2019-08/31/2021; Cost $602,601)(f)(h)	9.50%	08/15/2023		604	335,177
Cimpress USA, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	4.00%	04/30/2028		1,538	1,539,217
Ciox, Term Loan (1 mo. USD LIBOR + 4.25%)	5.00%	12/16/2025		1,642	1,646,833
Constant Contact
Delayed Draw Term Loan(e)	0.00%	02/10/2028		708	706,120
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)(d)	8.25%	02/15/2029		1,412	1,398,346
Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	02/10/2028		2,637	2,628,337
CRCI Longhorn Holdings, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	7.34%	08/08/2026		106	105,001
Crossmark Holdings, Inc., Term Loan
(Acquired 05/18/2021; Cost $4,896)(f)(g)	-	07/26/2023		5	4,872
CV Intermediate Holdco Corp.
Delayed Draw Term Loan (1 mo. USD LIBOR + 5.75%)(d)	1.00%	03/31/2026		4,083	4,051,060
Delayed Draw Term Loan(d)(e)	0.00%	03/31/2026		2,590	2,569,636
Revolver Loan (1 mo. USD LIBOR + 5.75%)(d)	0.50%	03/31/2026		648	642,409
Revolver Loan(d)(e)	0.00%	03/31/2026		530	525,607
Term Loan B (1 mo. USD LIBOR + 5.75%)(d)	6.75%	03/31/2026		7,927	7,864,400
Dakota Holding Corp.
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	04/09/2027		3,467	3,476,216
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.50%	04/07/2028		1,120	1,151,323
Ensono L.P., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	05/19/2028		1,835	1,840,159
Garda World Security Corp. (Canada), Term Loan (1 mo. USD LIBOR + 4.25%)	4.34%	10/30/2026		1,836	1,835,235
GI Revelation Acquisition LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.50%	05/12/2028		3,251	3,233,054
Holding Socotec (France), Term Loan B(g)	-	05/07/2028		928	929,049
I-Logic Technologies Bidco Ltd. (United Kingdom), First Lien Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	10/31/2027	EUR	265	313,678
INDIGOCYAN Midco Ltd. (Jersey), Term Loan B (3 mo. GBP LIBOR + 4.75%)	4.82%	06/23/2024	GBP	3,431	4,622,990
ION Trading Technologies S.a.r.l. (Luxembourg)
Term Loan B(g)	-	03/31/2028	EUR	82	97,463
Term Loan B (1 mo. USD LIBOR + 4.75%)	4.92%	03/31/2028		2,091	2,095,362
Karman Buyer Corp., Term Loan B (1 mo. USD LIBOR + 5.25%)	6.00%	10/31/2027		3,636	3,666,224
Monitronics International, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 6.50%)	7.75%	03/29/2024		8,658	8,415,651
Term Loan (1 mo. USD LIBOR + 5.00%)	6.50%	08/30/2024		5,209	5,246,676
My Alarm Center LLC, Revolver Loan(d)(e)	0.00%	05/25/2024		1,003	1,008,287
NAS, LLC
Revolver Loan(d)(e)	0.00%	06/01/2024		862	866,279
Term Loan (2 mo. USD LIBOR + 6.50%)(d)	7.50%	06/03/2024		8,468	8,510,430
NielsenIQ, Inc.
Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	03/06/2028	EUR	647	767,240
Term Loan B (1 mo. USD LIBOR + 4.00%)	4.10%	03/06/2028		910	910,297
OCM System One Buyer CTB LLC, Term Loan B(d)	5.25%	03/02/2028		1,248	1,251,527
Prometric Holdings, Inc., Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	01/29/2025		846	832,024
Protect America
Revolver Loan(d)(e)	0.00%	09/01/2024		493	453,695
Revolver Loan (1 mo. USD LIBOR + 3.00%)(d)	3.15%	09/01/2024		3,412	3,139,134
Red Ventures LLC (New Imagitas, Inc.), Term Loan B-3 (1 mo. USD LIBOR + 3.50%)	4.25%	11/08/2024		569	569,043
Sitel Worldwide Corp., Term Loan B(g)	-	08/01/2028		2,828	2,825,819
Solera
Term Loan B(g)	-	06/02/2028		2,988	2,988,929
Term Loan B(g)	-	06/05/2028	GBP	417	576,147
Spin Holdco, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	03/04/2028		7,370	7,386,588
Sportradar Capital (Switzerland), Term Loan (3 mo. EURIBOR + 4.25%)	4.25%	11/22/2027	EUR	391	463,536
Tech Data Corp., Term Loan (1 mo. USD LIBOR + 3.50%)	3.58%	06/30/2025		2,098	2,101,561
Tempo Acquisition LLC
Incremental Term Loan(g)	-	10/31/2026		547	548,086
Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	11/02/2026		1	248

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

7                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Thermostat Purchaser III, Inc.
Delayed Draw Term Loan(d)(e)	0.00%	08/30/2028		$185	$185,431
Term Loan B(d)(g)	-	08/30/2028		791	792,961
UnitedLex Corp., Term Loan (1 mo. USD LIBOR + 5.75%)(d)	5.88%	03/20/2027		890	894,278
Ventia Deco LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)	5.00%	05/21/2026		3,046	3,058,779
Verra Mobility Corp., Term Loan B (1 mo. USD LIBOR + 3.25%)	3.40%	03/19/2028		1,188	1,184,273
Virtusa Corp., Term Loan B (1 mo. USD LIBOR + 4.25%)	4.75%	02/11/2027		1,088	1,093,488
WebHelp (France), Term Loan B(g)	-	07/30/2028		1,056	1,055,863
WowMidco S.A.S. (France), Term Loan B (3 mo. GBP LIBOR + 4.00%)	4.07%	08/08/2026	GBP	391	536,839
					113,618,952

Cable & Satellite Television–1.65%
Altice Financing S.A. (Luxembourg)
Term Loan (3 mo. USD LIBOR + 2.75%)	2.88%	07/15/2025		546	537,137
Term Loan (3 mo. USD LIBOR + 2.75%)	2.90%	01/31/2026		219	215,667
CSC Holdings LLC, Term Loan (3 mo. USD LIBOR + 2.25%)	2.35%	07/17/2025		11	11,129
Numericable-SFR S.A. (France)
Incremental Term Loan B-13 (3 mo. USD LIBOR + 4.00%)	4.12%	08/14/2026		1,597	1,594,901
Term Loan B-12 (3 mo. USD LIBOR + 3.69%)	3.81%	01/31/2026		2,884	2,865,311
ORBCOMM, Inc., Term Loan B(g)	-	06/26/2028		685	686,411
Telenet Financing USD LLC, Term Loan AR (6 mo. USD LIBOR + 2.00%)	2.10%	04/15/2028		95	93,539
UPC Financing Partnership, Term Loan AX (1 mo. USD LIBOR + 3.00%)	3.10%	01/31/2029		3,579	3,563,795
Virgin Media Bristol LLC (United Kingdom), Term Loan Q (1 mo. USD LIBOR + 3.25%)	3.35%	01/15/2029		2,314	2,313,471
					11,881,361

Chemicals & Plastics–5.60%
AI PLEX AcquiCo GmbH (Germany), Term Loan (3 mo. EURIBOR + 4.50%)	4.50%	07/31/2026	EUR	486	577,167
AkzoNobel Chemicals, Term Loan (3 mo. USD LIBOR + 2.75%)	2.84%	10/01/2025		1,912	1,893,558
Aruba Investments, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	11/24/2027		644	646,307
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.50%	11/24/2028		1,365	1,379,337
Ascend Performance Materials Operations LLC, Term Loan (1 mo. USD LIBOR + 4.75%)	5.50%	08/27/2026		4,110	4,173,525
BASF Construction Chemicals (Germany), Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	09/30/2027		838	838,390
BCPE Max Dutch Bidco B.V. (Netherlands), Term Loan B(g)	-	10/31/2025	EUR	215	254,086
Charter NEX US, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	12/01/2027		1,547	1,550,133
Colouroz Investment LLC (Germany)
First Lien Term Loan B-4 (3 mo. EURIBOR + 5.00%)	5.00%	09/21/2023	EUR	12	14,139
First Lien Term Loan B-5 (3 mo. EURIBOR + 4.25%)	0.75%	09/21/2023	EUR	15	17,586
PIK First Lien Term Loan B-2, 0.75% PIK Rate, 5.25% Cash Rate(h)	0.75%	09/21/2023		3,425	3,379,564
PIK First Lien Term Loan C, 0.75% PIK Rate, 5.25% Cash Rate(h)	0.75%	09/21/2023		538	530,566
PIK First Lien Term Loan, 0.75% PIK Rate, 5.00% Cash Rate(h)	0.75%	09/21/2023	EUR	1,358	1,599,798
PIK Second Lien Term Loan B-2, 5.75% PIK Rate, 5.25% Cash Rate(h)	5.75%	09/05/2022		41	36,394
Eastman Tire Additives, Term Loan B(d)(g)	-	08/12/2028		1,213	1,200,457
Fusion, Term Loan (1 mo. USD LIBOR + 6.50%)(d)	7.50%	04/30/2026		1,509	1,546,826
Gemini HDPE LLC, Term Loan B (1 mo. USD LIBOR + 3.00%)	3.50%	12/11/2027		1,376	1,375,122
Hexion International Holdings B.V. (Netherlands), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	06/26/2026	EUR	295	349,665
ICP Group Holdings LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	01/14/2028		1,577	1,576,502
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.50%	01/14/2029		284	287,082
INEOS Quattro Holdings Ltd. (United Kingdom), Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	01/21/2026		1,136	1,134,682
Invictus US NewCo LLC
First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	3.09%	03/28/2025		1,354	1,351,278
Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	6.83%	03/30/2026		1,041	1,041,532
Kersia International S.A.S. (Belgium), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	11/30/2027	EUR	317	376,379
KPEX Holdings, Inc.
Second Lien Term Loan (3 mo. USD LIBOR + 7.00%)	8.00%	01/31/2026		203	186,969
Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	01/31/2025		608	585,559
Lonza Solutions (Switzerland), Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	04/28/2028		986	988,003
Lummus Technology, Term Loan B (1 mo. USD LIBOR + 3.50%)	3.58%	06/30/2027		1,024	1,019,945

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

8                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Chemicals & Plastics–(continued)
Messer Industries USA, Inc., Term Loan B-1 (3 mo. USD LIBOR + 2.50%)	2.65%	03/02/2026		$363	$360,692
Oxea Corp., Term Loan B-2 (3 mo. USD LIBOR + 3.25%)	3.38%	10/14/2024		2,514	2,507,782
Perstorp Holding AB (Sweden)
Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	02/27/2026	EUR	233	275,500
Term Loan B (3 mo. USD LIBOR + 4.75%)	4.95%	02/27/2026		781	769,245
Potters Industries LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	12/14/2027		723	724,367
PQ Corp., Term Loan B(g)	-	05/27/2028		1,423	1,422,669
PQ Performance Chemicals, Term Loan B(g)	-	04/30/2028		1,395	1,397,071
Proampac PG Borrower LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	11/03/2025		1,248	1,249,573
W.R. Grace & Co., Term Loan B(g)	-	08/11/2028		1,620	1,625,855
					40,243,305

Clothing & Textiles–1.10%
BK LC Lux SPV S.a.r.l., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.25%	04/27/2028		1,377	1,378,043
Gloves Buyer, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	01/20/2028		1,319	1,317,760
International Textile Group, Inc., First Lien Term Loan (3 mo. USD LIBOR + 5.00%)	5.14%	05/01/2024		302	292,235
Kontoor Brands, Inc., Term Loan B (3 mo. USD LIBOR + 4.25%)(d)	4.34%	05/17/2026		337	337,814
Mascot Bidco OYJ (Finland), Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	03/30/2026	EUR	1,247	1,476,918
Tumi, Inc., Incremental Term Loan B (1 mo. USD LIBOR + 3.00%)	3.75%	04/25/2025		3,116	3,101,950
					7,904,720

Conglomerates–0.34%
Safe Fleet Holdings LLC
First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	02/03/2025		1,843	1,827,905
First Lien Term Loan B-1 (3 mo. USD LIBOR + 3.75%)(d)	4.75%	02/03/2025		391	389,453
Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	7.75%	02/02/2026		264	259,756
					2,477,114

Containers & Glass Products–3.83%
Brook & Whittle Holding Corp., Term Loan (1 mo. USD LIBOR + 5.75%)(d)	6.75%	10/17/2024		8,961	9,050,624
Consolidated Container Co. LLC, Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	01/29/2028		497	493,329
Duran Group (Germany), Term Loan B-2 (3 mo. USD LIBOR + 4.00%)(d)	4.75%	03/29/2024		4,128	4,107,321
Fort Dearborn Holding Co., Inc.
First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	10/19/2023		1,032	1,034,831
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	9.50%	10/21/2024		203	203,533
Graham Packaging Co., Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	3.75%	08/04/2027		581	579,312
Hoffmaster Group, Inc., First Lien Term Loan B-1 (3 mo. USD LIBOR + 4.00%)	5.00%	11/21/2023		3,599	3,467,822
Keter Group B.V. (Netherlands)
Term Loan B-1 (3 mo. EURIBOR + 4.25%)	5.25%	10/31/2023	EUR	1,922	2,276,052
Term Loan B-3 (3 mo. EURIBOR + 4.25%)	5.25%	10/31/2023	EUR	1,178	1,394,770
Klockner Pentaplast of America, Inc.
Term Loan B (1 mo. USD LIBOR + 4.75%)	5.25%	02/12/2026		581	581,508
Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	03/01/2026	EUR	540	638,686
Libbey Glass, Inc., PIK Term Loan, 6.00% PIK Rate, 5.00% Cash Rate (Acquired 11/13/2020-08/12/2021; Cost $1,054,562)(f)(h)	6.00%	11/12/2025		1,189	1,240,449
Logoplaste (Portugal), Term Loan B(g)	-	04/21/2028		741	740,469
Pretium PKG Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	10/14/2027		767	767,948
Trident TPI Holdings, Inc.
Delayed Draw Term Loan(e)	0.00%	07/29/2028		78	77,939
Term Loan B(g)	-	07/29/2028		549	549,469
Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	4.00%	10/17/2024		311	310,562
					27,514,624

Cosmetics & Toiletries–1.38%
Anastasia Parent LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	3.90%	08/11/2025		682	568,175
Coty, Inc., Term Loan B (3 mo. USD LIBOR + 2.25%)	2.35%	04/05/2025		5,413	5,230,742
Domtar Personal Care, Term Loan B (1 mo. USD LIBOR + 4.25%) (Acquired 02/19/2021; Cost $1,460,903)(f)	5.00%	02/18/2028		1,465	1,470,239
IRIS Bidco GmbH (Germany), Term Loan B (3 mo. EURIBOR + 5.00%)	5.00%	05/25/2028	EUR	1,137	1,346,098
KDC/One (Canada), Term Loan (3 mo. EURIBOR + 5.00%)	5.00%	12/22/2025	EUR	180	213,577

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

9                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Cosmetics & Toiletries–(continued)
Parfums Holding Co., Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.08%	06/30/2024	$ 1,109	$ 1,107,058
				9,935,889

Drugs–0.53%
Bausch Health Americas, Inc. (Canada)
First Lien Incremental Term Loan (3 mo. USD LIBOR + 2.75%)	2.83%	11/27/2025	372	369,823
Term Loan (3 mo. USD LIBOR + 3.00%)	3.08%	06/02/2025	251	250,801
Endo LLC, Term Loan (1 mo. USD LIBOR + 5.00%)	5.75%	03/10/2028	3,274	3,188,891
Grifols Worldwide Operations USA, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	2.08%	11/15/2027	20	19,804
				3,829,319

Ecological Services & Equipment–3.87%
Anticimex (Sweden), Term Loan B (g)	-	07/21/2028	1,768	1,761,362
EnergySolutions LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	4.75%	05/11/2025	1,087	1,084,189
Groundworks LLC
Delayed Draw Term Loan (2 mo. USD LIBOR + 4.75%)(d)	5.75%	01/17/2026	2,037	2,007,087
Delayed Draw Term Loan (1 mo. USD LIBOR + 4.75%)(d)	1.00%	01/17/2026	5,385	5,304,296
Delayed Draw Term Loan(d)(e)	0.00%	01/17/2026	2,044	2,013,125
First Lien Incremental Term Loan (1 mo. USD LIBOR + 4.75%)(d)	5.75%	01/17/2026	12,224	12,042,244
Revolver Loan(d)(e)	0.00%	01/17/2026	480	473,156
Patriot Container Corp.
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	03/20/2025	1,538	1,530,171
Second Lien Term Loan (3 mo. USD LIBOR + 7.75%)	8.75%	03/20/2026	145	135,722
TruGreen L.P., Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)(d)	9.25%	11/02/2028	1,401	1,435,702
				27,787,054

Electronics & Electrical–13.11%
Barracuda Networks, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.50%	10/30/2028	187	189,826
Boxer Parent Co., Inc., Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	10/02/2025	EUR 319	377,868
Brave Parent Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.08%	04/18/2025	938	938,226
CDK Int (Concorde Lux) (Luxembourg), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	02/19/2028	EUR 278	329,368
CommerceHub, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	01/01/2028	1,217	1,220,162
Dedalus Finance GmbH (Germany), Term Loan (3 mo. EURIBOR + 3.75%)	3.75%	05/04/2027	EUR 407	480,747
Delta Topco, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	12/01/2027	3,550	3,558,466
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	8.00%	12/01/2028	594	601,424
Devoteam (Castillon S.A.S. - Bidco) (France), Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	12/09/2027	EUR 296	351,848
Diebold Nixdorf, Inc., Term Loan B (3 mo. USD LIBOR + 2.75%)	2.88%	11/06/2023	1,126	1,110,803
E2Open LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	02/04/2028	524	523,170
ETA Australia Holdings III Pty. Ltd. (Australia), First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.08%	05/06/2026	1,544	1,540,283
Finastra USA, Inc. (United Kingdom), First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	4.50%	06/13/2024	1,107	1,095,223
Forcepoint, Term Loan B (1 mo. USD LIBOR + 4.50%)	5.00%	01/07/2028	1,580	1,585,016
Hyland Software, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.25%	07/01/2024	531	532,242
Second Lien Term Loan (1 mo. USD LIBOR + 6.25%)	7.00%	07/07/2025	334	338,227
Imperva, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.75%)	8.75%	01/11/2027	1,498	1,502,586
Infinite Electronics
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	7.50%	03/02/2029	514	519,086
Term Loan B (1 mo. USD LIBOR + 3.75%)	4.25%	02/24/2028	1,036	1,032,854
ION Corp., Term Loan B (1 mo. USD LIBOR + 3.75%)	3.92%	03/05/2028	835	832,554
Liftoff Mobile, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	02/17/2028	951	950,334
LogMeIn, Term Loan B (1 mo. USD LIBOR + 4.75%)	4.85%	08/28/2027	6,211	6,198,705
Marcel Bidco LLC, Incremental Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	12/31/2027	154	153,892
Mavenir Systems, Inc., Term Loan B(g)	-	08/13/2028	2,030	2,033,803
Maverick Bidco, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)(d)	7.50%	04/28/2029	85	85,937
Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	05/18/2028	791	791,048

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

10                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Electronics & Electrical–(continued)
McAfee Enterprise
Second Lien Term Loan(g)	-	05/03/2029	$1,066	$ 1,065,052
Term Loan B(g)	-	05/03/2028	3,947	3,942,636
Mediaocean LLC, Term Loan B(g)	-	08/18/2025	360	360,419
Micro Holding L.P., Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	09/13/2024	1,993	1,998,271
Mirion Technologies, Inc., Term Loan (3 mo. USD LIBOR + 4.00%)	4.15%	03/06/2026	691	691,214
Natel Engineering Co., Inc., Term Loan (3 mo. USD LIBOR + 5.00%)	6.00%	04/29/2026	3,510	3,396,009
NCR Corp., Term Loan B (1 mo. USD LIBOR + 2.50%)	2.63%	08/28/2026	1,343	1,330,188
Neustar, Inc.
Term Loan B-4 (1 mo. USD LIBOR + 3.50%)	4.50%	08/08/2024	2,742	2,701,155
Term Loan B-5 (3 mo. USD LIBOR + 4.50%)	5.50%	08/08/2024	890	874,560
Oberthur Technologies of America Corp., Term Loan B
(Acquired 04/01/2021; Cost $1,994,514)(f)(g)	-	01/09/2026	2,015	2,019,697
Optiv, Inc.
Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	8.25%	01/31/2025	548	539,392
Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	02/01/2024	6,104	6,018,074
Project Accelerate Parent LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	01/02/2025	1,976	1,944,198
Project Leopard Holdings, Inc.
Incremental Term Loan (3 mo. USD LIBOR + 4.75%)	5.75%	07/05/2024	2,657	2,671,142
Term Loan (3 mo. USD LIBOR + 4.75%)	5.75%	07/05/2024	563	565,716
Proofpoint, Inc., Term Loan B(g)	-	06/09/2028	2,988	2,974,086
Quest Software US Holdings, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	4.38%	05/16/2025	5,363	5,364,734
Second Lien Term Loan (3 mo. USD LIBOR + 8.25%)	8.38%	05/16/2026	847	846,355
RealPage, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	3.75%	02/15/2028	2,323	2,312,938
Renaissance Holding Corp., Second Lien Term Loan (3 mo. USD LIBOR + 7.00%)	7.08%	05/29/2026	577	580,189
Riverbed Technology, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 6.00%)
(Acquired 12/31/2020-03/01/2021; Cost $5,992,720)(f)	7.00%	12/31/2025	6,058	5,424,997
PIK Second Lien Term Loan, 4.50% PIK Rate, 7.50% Cash Rate
(Acquired 02/06/2019-06/30/2021; Cost $1,971,743)(f)(h)	4.50%	12/31/2026	2,195	1,693,806
Term Loan (3 mo. USD LIBOR + 3.25%)
(Acquired 02/05/2021-08/11/2021; Cost $674,447)(f)	4.25%	04/24/2022	689	662,517
Sandvine Corp.
First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	4.58%	10/31/2025	2,375	2,374,365
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)	8.08%	11/02/2026	289	286,531
Severin Acquisition LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	3.34%	08/01/2025	38	38,051
Skillsoft Corp., Term Loan B(g)	-	07/01/2028	1,714	1,723,761
SmartBear (AQA Acquisition Holdings, Inc), Term Loan B (1 mo. USD LIBOR + 4.25%)	4.75%	03/03/2028	1,000	1,002,245
Tenable Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	07/07/2028	440	439,932
Ultimate Software Group, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	3.83%	05/04/2026	3,446	3,451,856
Incremental Term Loan B (1 mo. USD LIBOR + 3.25%)	4.00%	05/01/2026	613	614,664
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.50%	05/10/2027	109	111,420
Veritas US, Inc.
Term Loan B (3 mo. EURIBOR + 4.75%)	5.75%	09/01/2025	EUR 750	892,346
Term Loan B (1 mo. USD LIBOR + 5.00%)	6.00%	09/01/2025	1,250	1,254,591
Watlow Electric Manufacturing Co., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.50%	03/15/2028	1,640	1,641,321
WebPros, Term Loan (1 mo. USD LIBOR + 5.25%)	5.75%	02/18/2027	1,511	1,517,201
				94,199,327

Financial Intermediaries–1.13%
Alter Domus (Participations S.a.r.l.) (Luxembourg), Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	02/17/2028	649	649,022
Edelman Financial Center LLC (The)
Incremental Term Loan (1 mo. USD LIBOR + 3.50%)	4.25%	03/15/2028	4,157	4,140,890
Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	6.83%	07/20/2026	193	193,713
Focus Financial Partners, LLC, Delayed Draw Term Loan(g)	-	06/24/2028	155	154,003
GEO Group, Inc. (The), Term Loan (3 mo. USD LIBOR + 2.00%)	2.75%	03/22/2024	543	508,262
LendingTree, Inc., First Lien Term Loan(d)(g)	-	08/31/2028	1,404	1,402,691
Stiphout Finance LLC, Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/26/2025	296	297,180

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

11                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Financial Intermediaries–(continued)
Tegra118 Wealth Solutions, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	4.16%	02/10/2027	$ 763	$ 763,517
				8,109,278

Food Products–4.43%
Arnott’s (Snacking Investments US LLC), Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	12/18/2026	1,492	1,498,727
Biscuit Intl (Cookie Acq S.A.S, De Banketgroep Holding) (France), First Lien Term Loan (3 mo. EURIBOR + 4.00%)	4.00%	02/07/2027	EUR 378	434,134
BrightPet
Delayed Draw Term Loan(d)(e)	0.00%	10/05/2026	1,127	1,132,351
Incremental Term Loan B (3 mo. USD LIBOR + 6.25%)(d)	7.25%	10/05/2026	3,988	4,008,247
Revolver Loan (3 mo. USD LIBOR + 6.25%)(d)	7.25%	10/05/2026	341	342,963
Revolver Loan(d)(e)	0.00%	10/05/2026	1,024	1,028,890
Term Loan B (3 mo. USD LIBOR + 6.25%)(d)	7.25%	10/05/2026	3,924	3,943,412
H-Food Holdings LLC
Incremental Term Loan B-3 (1 mo. USD LIBOR + 5.00%)	6.00%	05/23/2025	275	275,884
Term Loan (3 mo. USD LIBOR + 3.69%)	3.77%	05/23/2025	1,855	1,841,006
Shearer’s Foods LLC, Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)(d)	8.75%	09/15/2028	198	197,748
Teasdale Foods, Inc., Term Loan B (1 mo. USD LIBOR + 6.25%)(d)	7.25%	12/18/2025	15,319	15,160,866
Valeo Foods (Jersey) Ltd. (Ireland)
Term Loan B (3 mo. GBP LIBOR + 5.25%)	5.32%	08/27/2027	GBP 747	1,027,137
Term Loan B(g)	-	06/28/2028	EUR 794	935,909
				31,827,274

Food Service–1.18%
Carlisle FoodService Products, Inc., Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	03/20/2025	433	424,485
Euro Garages (Netherlands)
Term Loan (3 mo. USD LIBOR + 4.00%)	4.15%	02/06/2025	63	62,492
Term Loan(g)	-	03/11/2026	543	542,896
Term Loan B (3 mo. USD LIBOR + 4.00%)	4.15%	02/06/2025	703	699,866
Financiere Pax S.A.S., Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	07/01/2026	EUR 1,430	1,491,411
Houston Foods, Inc., Term Loan (3 mo. USD LIBOR + 3.75%)	3.83%	07/20/2025	1,121	1,113,517
IRB Holding Corp., First Lien Term Loan B (1 mo. USD LIBOR + 3.25%)	4.25%	12/01/2027	1,671	1,673,094
New Red Finance, Inc., Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	1.83%	11/19/2026	1,520	1,495,766
NPC International, Inc., Second Lien Term Loan(i)(j)	0.00%	04/18/2025	300	4,504
Weight Watchers International, Inc., Term Loan B(g)	-	04/13/2028	985	983,050
				8,491,081

Forest Products–0.10%
Ahlstrom-Munksjoe (Finland), Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	03/11/2028	640	640,314
Royal Oak Enterprises LLC, Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	4.25%	12/16/2027	94	94,762
				735,076

Health Care–7.56%
Acacium Group (United Kingdom), Term Loan (1 mo. GBP LIBOR + 5.25%)	5.30%	05/19/2028	GBP 516	708,673
AI Sirona (Luxembourg) Acquisition S.a.r.l. (Luxembourg), Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	09/30/2025	EUR 755	890,990
athenahealth, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	4.38%	02/11/2026	1,493	1,499,839
Aveanna Healthcare LLC, Term Loan B(g)	-	07/17/2028	704	703,498
Certara Holdco, Inc., Term Loan B(g)	-	08/14/2026	959	958,005
Curium BidCo S.a.r.l. (Luxembourg), Term Loan (1 mo. USD LIBOR + 4.25%)	5.00%	12/02/2027	1,232	1,233,117
Domus Vi (France), Term Loan (3 mo. EURIBOR + 3.75%)	4.00%	10/31/2026	EUR 178	211,490
Ethypharm (France), Term Loan B (2 mo. GBP LIBOR + 4.50%)	4.61%	04/30/2029	GBP 649	888,486
Explorer Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	5.50%	02/04/2027	1,775	1,783,310
Femur Buyer, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	4.65%	03/05/2026	69	64,911
Gainwell Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	10/01/2027	3,991	4,008,541
Global Healthcare Exchange LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	06/28/2024	402	401,887
Global Medical Response, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	10/02/2025	2,500	2,513,808
Greatbatch Ltd., Term Loan B (1 mo. USD LIBOR + 4.25%)	3.50%	10/27/2022	39	39,169
HC Group Holdings III, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	3.83%	08/06/2026	1,713	1,712,174

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

12                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Health Care–(continued)
ICON PLC (Ireland)
Term Loan(g)	-	06/16/2028	$ 93	$ 93,526
Term Loan(g)	-	06/16/2028	375	375,378
ImageFirst
Delayed Draw Term Loan(d)(e)	0.00%	04/27/2028	159	158,592
Term Loan B (1 mo. USD LIBOR + 4.50%)	5.25%	04/27/2028	698	697,803
Insulet Corp., Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	04/28/2028	824	824,651
International SOS L.P., Term Loan B(d)(g)	-	08/06/2028	1,298	1,299,332
MB2 Dental Solutions LLC
Delayed Draw Term Loan (1 mo. USD LIBOR + 1.00%)(d)	7.00%	01/29/2027	2,052	2,020,678
Delayed Draw Term Loan(d)(e)	0.00%	01/29/2027	898	884,019
Term Loan B (1 mo. USD LIBOR + 6.00%)(d)	7.00%	01/29/2027	8,207	8,083,143
MedAssets Sotware Intermediate Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	01/28/2028	1,449	1,448,187
Nemera (Financiere N BidCo) (France), Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	01/22/2026	EUR 132	156,205
Neuraxpharm (Cerebro BidCo/Blitz F20-80 GmbH) (Germany)
Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	10/29/2027	EUR 232	275,158
Term Loan B-2 (3 mo. EURIBOR + 4.25%)	4.25%	10/29/2027	EUR 134	158,943
Nidda Healthcare Holding AG (Germany), Term Loan F (3 mo. GBP LIBOR + 4.50%)	4.57%	08/21/2026	GBP 229	315,488
Organon & Co., Term Loan B (1 mo. USD LIBOR + 3.00%)	3.50%	04/08/2028	1,274	1,280,108
Ortho-Clinical Diagnostics, Inc., Term Loan (3 mo. USD LIBOR + 3.00%)	3.09%	06/30/2025	238	237,977
Packaging Coordinators Midco, Inc., Term Loan (1 mo. USD LIBOR + 3.50%)	4.25%	11/30/2027	460	460,017
PAREXEL International Corp., Term Loan B(g)	-	08/31/2028	1,460	1,461,552
Prophylaxis B.V. (Netherlands)
PIK Term Loan A, 9.75% PIK Rate, 0.50% Cash Rate(d)(h)	9.75%	06/30/2025	EUR 592	1,118,984
Term Loan B (3 mo. EURIBOR + 4.50%)(d)	4.50%	06/30/2025	EUR 3,364	3,932,276
Revint Intermediate II LLC, Term Loan (1 mo. USD LIBOR + 5.00%)	5.75%	10/15/2027	2,198	2,213,414
Sunshine Luxembourg VII S.a.r.l. (Switzerland), Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	10/01/2026	2,454	2,459,614
TTF Holdings LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)(d)	4.75%	03/25/2028	713	712,875
Unified Womens Healthcare L.P., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.00%	12/17/2027	2,420	2,425,962
Verscend Holding Corp., Term Loan B-1 (1 mo. USD LIBOR + 4.00%)	4.08%	08/07/2025	1,039	1,039,314
Waystar
Incremental Term Loan (1 mo. USD LIBOR + 4.00%)(d)	4.75%	10/22/2026	845	844,748
Term Loan B (1 mo. USD LIBOR + 4.00%)	4.08%	10/23/2026	415	414,503
Women’s Care Holdings, Inc. LLC
First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	5.25%	01/15/2028	938	937,229
Second Lien Term Loan (1 mo. USD LIBOR + 8.25%)	9.00%	01/15/2029	402	402,526
WP CityMD Bidco LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	08/13/2026	15	15,369
				54,365,469

Home Furnishings–1.32%
Hilding Anders AB (Sweden), PIK Term Loan B, 0.75% PIK Rate, 5.00% Cash Rate (h)	0.75%	11/29/2024	EUR 515	510,792
Mattress Holding Corp., Term Loan (1 mo. USD LIBOR + 5.25%) (Acquired 11/24/2020; Cost $2,094,097)(f)	6.25%	11/24/2027	2,143	2,184,647
Serta Simmons Bedding LLC
First Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	08/10/2023	1,189	1,203,226
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	08/10/2023	2,928	2,798,148
SIWF Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	4.33%	06/15/2025	1	516
TGP Holdings III LLC
Delayed Draw Term Loan(e)	0.00%	06/23/2028	132	132,458
Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	06/23/2028	1,004	1,004,562
VC GB Holdings, Inc., Second Lien Term Loan(g)	-	07/01/2029	530	535,036
Webster-Stephen Products LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	5.50%	10/20/2027	1,084	1,086,107
				9,455,492

Industrial Equipment–4.73%
Alliance Laundry Systems LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	09/30/2027	29	28,846
Brush (United Kingdom)
Term Loan (3 mo. EURIBOR + 7.00%)(d)	6.45%	06/09/2028	EUR 5,918	6,812,541
Term Loan A (3 mo. GBP LIBOR + 7.00%)(d)	7.05%	06/09/2028	GBP 5,092	6,825,228

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

13                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Industrial Equipment–(continued)
CIRCOR International, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	4.25%	12/11/2024	$ 333	$ 331,166
Crosby US Acquisition Corp., Term Loan B (3 mo. USD LIBOR + 4.75%)	4.84%	06/27/2026	684	684,214
Delachaux Group S.A. (France), Term Loan B-2 (3 mo. USD LIBOR + 4.50%)	4.63%	04/16/2026	532	532,003
DXP Enterprises, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	12/16/2027	1,130	1,132,622
Engineered Machinery Holdings, Inc.
First Lien Incremental Term Loan(g)	-	07/19/2024	86	86,231
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	07/19/2024	637	635,927
Incremental Term Loan (2 mo. USD LIBOR + 3.75%)	4.50%	08/05/2028	743	742,270
Second Lien Incremental Term Loan(g)	-	05/21/2029	195	196,532
Kantar (United Kingdom)
Revolver Loan(d)(g)	-	06/04/2026	82	81,074
Revolver Loan(d)(e)	0.00%	06/04/2026	1,918	1,902,216
Term Loan B (1 mo. USD LIBOR + 5.00%)	5.13%	12/04/2026	2,454	2,453,085
Term Loan B-2(g)	-	12/24/2026	1,299	1,298,622
Madison IAQ LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	3.75%	06/21/2028	2,612	2,598,617
MX Holdings US, Inc., Term Loan B-1-C (3 mo. USD LIBOR + 2.50%)	3.25%	07/31/2025	180	180,116
New VAC US LLC, Term Loan B (3 mo. USD LIBOR + 4.00%)(d)	5.00%	03/08/2025	570	533,194
North American Lifting Holdings, Inc.
Term Loan (1 mo. USD LIBOR + 6.50%)	7.50%	10/16/2024	744	778,992
Term Loan (1 mo. USD LIBOR + 11.00%)	12.00%	04/16/2025	357	347,619
Robertshaw US Holding Corp., Second Lien Term Loan (3 mo. USD LIBOR + 8.00%)	9.00%	02/28/2026	535	466,879
S2P Acquisiton Borrower, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.08%	08/14/2026	1,011	1,008,628
Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany)
Term Loan B(g)	-	07/30/2027	3,931	3,933,747
Term Loan B (1 mo. USD LIBOR + 3.50%)	4.00%	07/31/2027	398	398,719
				33,989,088

Insurance–1.41%
Acrisure LLC
Term Loan (1 mo. USD LIBOR + 3.50%)	3.61%	01/31/2027	2,115	2,089,278
Term Loan B(g)	-	01/31/2027	1,152	1,142,233
Alliant Holdings Intermediate LLC, Term Loan B-3 (1 mo. USD LIBOR + 3.75%)	4.25%	10/15/2027	4,526	4,535,132
Financiere CEP (France), Term Loan B-1 (3 mo. EURIBOR + 4.00%)	4.00%	06/18/2027	EUR 99	117,158
Ryan Specialty Group LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.75%	09/01/2027	564	564,717
Sedgwick Claims Management Services, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	3.83%	09/03/2026	221	220,347
Term Loan (3 mo. USD LIBOR + 3.25%)	3.33%	12/31/2025	374	369,733
Sisaho international (France), Term Loan B(g)	-	07/22/2028	EUR 550	650,494
USI, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	3.40%	12/02/2026	434	429,736
				10,118,828

Leisure Goods, Activities & Movies–7.82%
Alpha Topco Ltd. (United Kingdom), Term Loan B (3 mo. USD LIBOR + 2.50%)	3.50%	02/01/2024	3,137	3,129,390
AMC Entertainment, Inc., Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	3.09%	04/22/2026	4,479	4,010,193
Carnival Corp., Term Loan B (1 mo. USD LIBOR + 3.00%)	3.75%	06/30/2025	682	679,244
Crown Finance US, Inc.
Incremental Term Loan (1 mo. USD LIBOR + 8.25%)	9.25%	05/23/2024	717	770,408
Term Loan (3 mo. USD LIBOR + 7.00%)	7.00%	05/23/2024	2,891	3,568,748
Term Loan(g)	-	02/28/2025	EUR 167	157,405
Term Loan (1 mo. USD LIBOR + 2.50%)	3.50%	02/28/2025	497	389,834
Term Loan (1 mo. USD LIBOR + 2.75%)	2.92%	09/20/2026	2,587	1,999,007
CWGS Group LLC, Term Loan B (1 mo. USD LIBOR + 2.50%)	3.25%	06/23/2028	856	849,606
Dorna Sports S.L. (Spain), Term Loan B-2 (3 mo. USD LIBOR + 3.50%)	3.51%	04/12/2024	2,323	2,297,944
Eagle Midco Ltd. (United Kingdom), Term Loan (3 mo. GBP LIBOR + 4.75%)	4.82%	03/10/2028	GBP 404	556,339

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

14                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Leisure Goods, Activities & Movies–(continued)
Invictus Media S.L.U. (Spain)
Second Lien Term Loan
(Acquired 05/17/2021-06/28/2021; Cost $2,417,155)(f)(j)	7.50%	12/26/2025	EUR	2,962	$ 2,254,533
Term Loan A-1
(Acquired 05/18/2021-06/28/2021; Cost $1,653,525)(f)(j)	5.25%	06/26/2024	EUR	1,466	1,668,010
Term Loan A-2
(Acquired 05/18/2021-06/28/2021; Cost $1,037,594)(f)(j)	5.25%	06/26/2024	EUR	920	1,046,683
Term Loan B-1
(Acquired 05/31/2018-05/27/2021; Cost $2,523,879)(f)(j)	4.75%	06/26/2025	EUR	2,234	2,540,644
Term Loan B-2
(Acquired 05/31/2018-07/28/2021; Cost $1,524,700)(f)(j)	5.75%	06/26/2025	EUR	1,349	1,534,201
Live Nation Entertainment, Inc., Term Loan B-4	1.84%	10/17/2026		$ 1	410
Merlin (Motion Finco S.a.r.l. and LLC) (United Kingdom)
Term Loan B (3 mo. EURIBOR + 3.00%)	3.00%	11/04/2026	EUR	2,968	3,375,548
Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	3.40%	11/04/2026		729	699,948
Term Loan B-2 (1 mo. USD LIBOR + 3.25%)	3.40%	11/04/2026		96	91,993
Parques Reunidos (Spain)
Incremental Term Loan B-2 (3 mo. EURIBOR + 7.50%)	7.50%	09/16/2026	EUR	944	1,119,485
Term Loan B-1 (3 mo. EURIBOR + 3.75%)	3.75%	09/27/2026	EUR	1,516	1,709,622
Royal Caribbean Cruises
Revolver Loan(e)	0.00%	10/12/2022		352	337,517
Revolver Loan(d)(e)	0.00%	04/05/2024		1,055	967,725
Revolver Loan(d)(e)	0.00%	04/12/2024		1,098	1,018,615
Term Loan(g)	-	04/05/2022		1,055	1,021,337
Sabre GLBL, Inc.
Term Loan B-1(g)	-	12/17/2027		995	990,132
Term Loan B-2(g)	-	12/17/2027		624	621,139
SeaWorld Parks & Entertainment, Inc.
Term Loan B (1 mo. USD LIBOR + 3.00%)	3.50%	08/12/2028		1,437	1,427,074
Term Loan B-5 (1 mo. USD LIBOR + 3.00%)	3.75%	03/31/2024		1,437	1,437,135
Six Flage Theme Parks, Inc., Term Loan B (3 mo. USD LIBOR + 1.75%)	1.84%	04/17/2026		111	108,310
USF S&H Holdco LLC
Delayed Draw Term Loan(d)(e)	0.00%	06/30/2025		895	894,923
Term Loan A(d)(g)	-	06/30/2025		596	595,826
Term Loan B(d)(g)	-	06/30/2025		9,783	9,783,363
Vue International Bidco PLC (United Kingdom), Term Loan B-1 (3 mo. EURIBOR + 4.75%)	4.75%	06/21/2026	EUR	2,345	2,569,770
					56,222,061

Lodging & Casinos–4.33%
Aimbridge Acquisition Co., Inc.
First Lien Term Loan (1 mo. USD LIBOR + 4.75%)	5.50%	02/02/2026		1,720	1,707,934
Term Loan (1 mo. USD LIBOR + 3.75%)	3.83%	02/01/2026		1,428	1,388,896
Aristocrat Technologies, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/19/2024		1,434	1,438,264
B&B Hotels S.A.S. (France)
Incremental Term Loan (1 mo. EURIBOR + 5.50%)	5.50%	06/30/2026	EUR	697	817,676
Second Lien Term Loan A-1(g)	-	07/31/2027	EUR	659	735,634
Term Loan B-3-A (3 mo. EURIBOR + 3.88%)	3.88%	07/31/2026	EUR	3,014	3,407,453
Bally’s Corp., Term Loan B(g)	-	07/31/2028		3,662	3,660,299
Caesars Resort Collection LLC
Incremental Term Loan (1 mo. USD LIBOR + 4.50%)	4.58%	06/30/2025		1,075	1,078,615
Term Loan B (3 mo. USD LIBOR + 2.75%)	2.83%	12/23/2024		258	256,562
CityCenter Holdings LLC, Term Loan B (3 mo. USD LIBOR + 2.25%)	3.00%	04/18/2024		525	524,321
Everi Payments, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	3.00%	07/31/2028		184	183,862
Great Canadian Gaming Corp. (Canada), Term Loan B(g)	-	11/01/2026		867	869,490
GVC Finance LLC, Term Loan B-4 (1 mo. USD LIBOR + 2.50%)	3.00%	03/16/2027		1,928	1,928,072
Hilton Grand Vacations Borrower LLC, Term Loan B(g)	-	05/19/2028		2,616	2,615,454
HotelBeds (United Kingdom)
Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	09/12/2025	EUR	1,597	1,708,137
Term Loan C (2 mo. EURIBOR + 4.25%)	4.50%	09/12/2027	EUR	1,879	1,997,447
Term Loan D (3 mo. EURIBOR + 5.50%)	4.96%	09/12/2027	EUR	5,961	6,464,771

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

15                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Lodging & Casinos–(continued)
PCI Gaming Authority, Term Loan B (3 mo. USD LIBOR + 2.50%)	2.58%	05/29/2026		$ 107	$ 105,955
Station Casinos LLC, Term Loan B-1 (1 mo. USD LIBOR + 2.25%)	2.50%	02/08/2027		207	204,283
					31,093,125

Nonferrous Metals & Minerals–1.34%
American Rock Salt Co. LLC
Second Lien Term Loan(d)(g)	-	05/25/2029		101	100,551
Term Loan B(g)	-	05/25/2028		1,345	1,352,122
Corialis Group Ltd. (United Kingdom), Term Loan B(g)	-	05/24/2028	GBP	193	266,161
Covia Holdings Corp., Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	07/31/2026		1,172	1,161,115
Form Technologies LLC
Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	07/19/2025		2,282	2,283,982
Term Loan (1 mo. USD LIBOR + 9.25%)(d)	10.25%	10/22/2025		1,150	1,184,138
Kissner Group, Incremental Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	03/01/2027		3,245	3,254,805
					9,602,874

Oil & Gas–3.13%
Brazos Delaware II LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	4.09%	05/21/2025		3,213	3,135,347
Fieldwood Energy LLC, DIP Term Loan(d)(e)	0.00%	09/30/2021		2,067	2,149,506
Glass Mountain Pipeline Holdings LLC, Term Loan(j)	5.50%	12/23/2024		1,011	379,008
HGIM Corp., Term Loan (3 mo. USD LIBOR + 6.00%)	7.00%	07/02/2023		1,619	1,208,082
McDermott International Ltd.
LOC(e)	0.00%	06/30/2024		3,645	2,906,491
LOC (1 mo. USD LIBOR + 4.00%)(d)	4.14%	06/30/2024		1,620	1,336,186
PIK Term Loan, 3.00% PIK Rate, 1.00% Cash Rate(h)	3.00%	06/30/2025		821	372,127
Term Loan (1 mo. USD LIBOR + 3.00%)(d)	3.08%	06/30/2024		159	103,651
Paragon Offshore Finance Co. (Cayman Islands), Term Loan(d)(g)	-	07/18/2022		8	8,389
Petroleum GEO-Services ASA, Term Loan (1 mo. USD LIBOR + 7.50%)	7.65%	03/19/2024		7,059	6,473,504
QuarterNorth Energy, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 8.00%)	9.00%	03/31/2026		4,350	4,349,956
Southcross Energy Partners L.P., Revolver Loan(d)(e)	0.00%	01/31/2025		70	68,770
					22,491,017

Publishing–2.30%
Adtalem Global Education, Inc., Term Loan B (g)	-	02/12/2028		1,656	1,660,680
Ascend Learning LLC, Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	07/12/2024		428	429,475
Cengage Learning, Inc., Term Loan B(g)	-	06/29/2026		4,761	4,781,437
Clear Channel Worldwide Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	3.61%	08/21/2026		5,705	5,579,981
McGraw-Hill Education, Inc., Term Loan B(g)	-	07/30/2028		4,096	4,073,864
					16,525,437

Radio & Television–0.92%
Diamond Sports Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)
(Acquired 06/23/2021-08/25/2021; Cost $1,908,660)(f)	3.34%	08/24/2026		3,313	2,087,287
E.W. Scripps Co. (The), Term Loan B (1 mo. USD LIBOR + 3.00%)	3.75%	12/15/2027		1,902	1,902,199
Gray Television, Inc., Term Loan C (3 mo. USD LIBOR + 2.50%)	2.60%	01/02/2026		22	21,909
iHeartCommunications, Inc., Incremental Term Loan(g)	-	05/01/2026		589	588,067
Sinclair Television Group, Inc.
Term Loan B-2-B (1 mo. USD LIBOR + 2.50%)	2.59%	09/30/2026		373	365,829
Term Loan B-3 (1 mo. USD LIBOR + 3.00%)	3.09%	03/25/2028		1,289	1,280,205
Univision Communications, Inc.
Term Loan B(g)	-	05/05/2028		176	175,402
Term Loan C (1 mo. USD LIBOR + 3.25%)	4.00%	03/24/2026		216	215,826
					6,636,724

Retailers (except Food & Drug)–3.03%
Bass Pro Group LLC, Term Loan B (1 mo. USD LIBOR + 4.25%)	5.00%	02/26/2028		5,214	5,239,659
Claire’s Stores, Inc., Term Loan B (1 mo. USD LIBOR + 6.50%)	6.58%	12/18/2026		298	289,827
CNT Holdings I Corp. (1-800 Contacts)
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	10/16/2027		1,429	1,430,419
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.50%	10/16/2028		665	677,850

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

16                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Retailers (except Food & Drug)–(continued)
Kirk Beauty One GmbH (Germany)
Term Loan B-1(g)	-	04/08/2026	EUR	358	$ 420,141
Term Loan B-2(g)	-	04/08/2026	EUR	206	241,947
Term Loan B-3(g)	-	04/08/2026	EUR	296	347,133
Term Loan B-4(g)	-	04/08/2026	EUR	632	742,044
Term Loan B-5(g)	-	04/08/2026	EUR	141	165,105
Petco Animal Supplies, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.00%	02/25/2028		$ 2,120	2,119,192
PetSmart, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	02/11/2028		7,370	7,390,478
Rent-A-Center, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	02/17/2028		1,392	1,401,723
Savers, Inc., Term Loan B (1 mo. USD LIBOR + 5.75%)	6.50%	04/21/2028		1,258	1,275,216
					21,740,734

Surface Transport–2.85%
American Trailer World Corp., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	03/03/2028		3,689	3,655,123
Daseke Cos., Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	03/09/2028		473	473,981
First Student Bidco, Inc.
Term Loan B(g)	-	07/13/2028		3,146	3,127,168
Term Loan C(g)	-	07/13/2028		1,161	1,154,324
Hertz Corp. (The)
Term Loan B (1 mo. USD LIBOR + 3.50%)	4.00%	06/30/2028		2,176	2,169,280
Term Loan C (1 mo. USD LIBOR + 3.50%)	4.00%	06/14/2028		410	408,826
Hurtigruten (Norway), Term Loan B (3 mo. EURIBOR + 3.50%) (Acquired 04/16/2021-05/25/2021; Cost $3,569,555)(f)	4.00%	02/22/2025	EUR	3,127	3,429,048
Odyssey Logistics & Technology Corp., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	10/12/2024		1,107	1,094,067
PODS LLC, Term Loan B (1 mo. USD LIBOR + 3.00%)	3.75%	04/01/2028		3,987	3,978,462
Zeus Bidco Ltd. (United Kingdom), Term Loan B (3 mo. GBP LIBOR + 7.25%)(d)	7.33%	03/29/2024	GBP	795	1,000,306
					20,490,585

Telecommunications–6.41%
Avaya, Inc., Term Loan B-2 (1 mo. USD LIBOR + 4.25%)	4.10%	12/15/2027		455	455,486
Cablevision Lightpath LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	11/30/2027		141	140,706
CCI Buyer, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	12/13/2027		2,517	2,524,525
Colorado Buyer, Inc.
First Lien Incremental Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	05/01/2024		2,274	2,245,915
Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	05/01/2024		6	6,376
Consolidated Communications, Inc., Term Loan (1 mo. USD LIBOR + 3.50%)	4.25%	10/02/2027		2,793	2,797,726
Crown Subsea Communications Holding, Inc., Term Loan B (1 mo. USD LIBOR + 5.00%)	5.75%	04/20/2027		1,544	1,558,272
Eagle Broadband Investments LLC (Mega Broadband), Term Loan B (1 mo. USD LIBOR + 3.00%)	3.75%	11/12/2027		2	1,604
Frontier Communications Corp., DIP Term Loan B (1 mo. USD LIBOR + 3.75%)	3.90%	05/01/2028		2,236	2,238,698
GCI Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.50%	10/15/2025		249	249,304
Inmarsat Finance PLC (United Kingdom), Term Loan (1 mo. USD LIBOR + 3.50%)	4.50%	12/12/2026		2,006	2,007,260
Intelsat Jackson Holdings S.A. (Luxembourg)
DIP Term Loan (1 mo. USD LIBOR + 5.50%)(i)	6.50%	07/13/2022		1,343	1,355,670
Term Loan B-3 (1 mo. USD LIBOR + 5.75%)(i)	8.00%	11/27/2023		9,213	9,388,580
Term Loan B-4 (3 mo. USD LIBOR + 6.50%)(i)	0.00%	01/02/2024		1,132	1,156,205
Term Loan B-5(i)	8.63%	01/02/2024		1,918	1,958,018
Iridium Satellite LLC, Term Loan B (1 mo. USD LIBOR + 2.50%)	3.25%	11/04/2026		366	365,483
Level 3 Financing, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	1.83%	03/01/2027		61	59,755
MLN US HoldCo LLC
First Lien Term Loan B (3 mo. USD LIBOR + 4.50%)	4.59%	11/30/2025		3,304	3,013,783
Second Lien Term Loan B (3 mo. USD LIBOR + 8.75%)	8.84%	11/30/2026		1,750	1,142,976
MTN Infrastructure TopCo, Inc., Incremental Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	11/17/2024		283	283,724
Radiate Holdco LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	09/10/2026		98	97,546
Telesat LLC, Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	2.86%	12/07/2026		7,252	6,736,279
U.S. TelePacific Corp., Term Loan (3 mo. USD LIBOR + 6.00%)	7.00%	05/02/2023		3,022	2,754,292
Windstream Services LLC, Term Loan B (1 mo. USD LIBOR + 6.25%)	7.25%	09/21/2027		3,438	3,460,110
Zayo Group LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.08%	03/09/2027		96	95,209
					46,093,502

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

17                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Utilities–3.74%
APLP Holdings Ltd. Partnership (Canada), Term Loan B (1 mo. USD LIBOR + 3.75%)	4.75%	04/01/2027	$1,231	$ 1,235,000
Aria Energy Operating LLC, Term Loan (3 mo. USD LIBOR + 4.50%)	5.50%	05/27/2022	636	637,924
Calpine Corp., Term Loan (1 mo. USD LIBOR + 2.50%)	2.59%	12/16/2027	1,860	1,846,212
Centuri Group, Inc., Term Loan B(g)	-	08/18/2028	1,371	1,367,434
Eastern Power LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/02/2025	3,079	2,756,259
ExGen Renewables IV LLC, Term Loan B (3 mo. USD LIBOR + 2.50%)	3.50%	12/15/2027	364	363,819
Generation Bridge LLC
Term Loan B(d)(g)	-	09/01/2028	1,318	1,301,821
Term Loan C(d)(g)	-	09/01/2028	27	27,121
Granite Acquisition, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	03/17/2028	682	680,650
Granite Generation LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/31/2026	3,992	3,906,616
Heritage Power LLC, Term Loan (1 mo. USD LIBOR + 6.00%)	7.00%	07/30/2026	2,637	2,373,563
Lightstone Holdco LLC
Term Loan B (3 mo. USD LIBOR + 3.75%)	4.75%	01/30/2024	3,550	2,660,036
Term Loan C (3 mo. USD LIBOR + 3.75%)	4.75%	01/30/2024	200	150,030
Nautilus Power LLC, Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	05/16/2024	2,114	1,964,592
Osmose Utilities Services, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	06/17/2028	1,453	1,445,835
Pike Corp., Incremental Term Loan B (1 mo. USD LIBOR + 3.00%)	3.09%	01/15/2028	909	906,185
PowerTeam Services LLC, Incremental Term Loan(g)	-	03/06/2025	961	953,194
Revere Power LLC
Term Loan B (3 mo. USD LIBOR + 4.25%)	4.33%	03/27/2026	1,144	1,077,210
Term Loan C (3 mo. USD LIBOR + 4.25%)	4.33%	03/27/2026	125	117,286
USIC Holding, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 6.50%)	7.25%	05/07/2029	301	304,506
Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	05/31/2028	835	833,374
				26,908,667
Total Variable Rate Senior Loan Interests (Cost $928,673,558)				926,865,699

			Shares
Common Stocks & Other Equity Interests–8.79%(k)
Aerospace & Defense–1.01%
IAP Worldwide Services, Inc. (Acquired 07/18/2014-02/08/2019; Cost $593,748)(d)(f)			320	7,248,354

Automotive–0.00%
ThermaSys Corp.(d)			881,784	26,454

Building & Development–0.00%
Lake at Las Vegas Joint Venture LLC, Class A(d)			780	0
Lake at Las Vegas Joint Venture LLC, Class B(d)			9	0
				0

Business Equipment & Services–0.55%
Checkout Holding Corp. (Acquired 02/15/2019; Cost $2,582,374)(f)			7,731	24,482
My Alarm Center LLC, Class A (Acquired 03/09/2021-03/19/2021; Cost $3,755,161)(d)(f)			28,440	3,938,894
				3,963,376

Containers & Glass Products–0.01%
Libbey Glass, Inc. (Acquired 11/13/2020; Cost $49,552)(f)			12,388	51,101

Drugs-0.02%
Envigo RMS Holding Corp., Class B(d)			14,480	181,290

Financial Intermediaries–0.00%
RJO Holdings Corp.(d)			1,481	1,481
RJO Holdings Corp., Class A(d)			1,142	1,142
RJO Holdings Corp., Class B(d)			1,667	17
				2,640

Health Care–0.00%
Prophylaxis B.V.(d)			728	0

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

18                         Invesco Senior Income Trust

	Shares	Value
Industrial Equipment–0.11%
North American Lifting Holdings, Inc.	40,530	$ 772,623

Leisure Goods, Activities & Movies–1.09%
Crown Finance US, Inc. (Acquired 12/09/2020; Cost $0)(f)	240,479	119,024
USF S&H Holdco LLC(d)(l)	9,844	7,691,675
		7,810,699

Lodging & Casinos–0.94%
Bally’s Corp.(m)	120,357	6,046,736
Caesars Entertainment, Inc.(m)	7,110	722,589
		6,769,325

Nonferrous Metals & Minerals–0.16%
Covia Holdings Corp. (Acquired 05/21/2018-09/07/2018; Cost $817,244)(f)	116,317	1,155,900

Oil & Gas–3.49%
AF Global, Inc.(d)	441	882
Aquadrill LLC	80,251	2,610,164
California Resources Corp.(m)	123,359	4,222,578
California Resources Corp., Wts., expiring 10/27/2024	1,198	9,105
Fieldwood Energy LLC (Acquired 04/11/2018; Cost $602,054)(f)	25,806	259
Fieldwood Energy LLC (Acquired 04/11/2018; Cost $335,671)(f)	6,967	70
Fieldwood Energy LLC, Wts., expiring 08/27/2029(d)	22,570	203,130
Fieldwood Energy LLC, Wts., expiring 08/27/2029(d)	43,468	260,808
HGIM Corp.	10,815	50,474
HGIM Corp., Wts., expiring 07/02/2043	6,859	32,011
McDermott International Ltd.(m)	1,419,037	638,567
NexTier Oilfield Solutions, Inc.(m)	42,011	151,240
Noble Corp.(m)	1,375	33,481
Paragon Offshore Finance Co., Class A(d)	2,308	0
Paragon Offshore Finance Co., Class B(d)	1,154	9,013
QuarterNorth Energy, Inc. (Acquired 06/02/2021; Cost $467,243)(f)	82,322	9,672,835
QuarterNorth Energy, Inc., Wts., expiring 08/27/2028 (Acquired 08/03/2021; Cost $4,262,957)(f)	46,114	5,372,281
Samson Investment Co., Class A(d)	132,022	792,132
Southcross Energy Partners L.P. (Acquired 07/29/2014-10/29/2020; Cost $672,435)(f)	64,960	2,696
Transocean Ltd.(m)	208,610	742,651
Tribune Resources, Inc.(d)	337,847	312,508
Tribune Resources, Inc., Wts., expiring 04/03/2023(d)	87,471	2,187
		25,119,072

Publishing–0.16%
Clear Channel Outdoor Holdings, Inc.(m)	425,644	1,119,444
MC Communications LLC(d)	333,084	0
		1,119,444

Radio & Television–0.63%
iHeartMedia, Inc., Class A(m)	180,694	4,495,667
iHeartMedia, Inc., Class B(d)	42	1,008
		4,496,675

Retailers (except Food & Drug)–0.04%
Claire’s Stores, Inc.	390	89,505
Toys ‘R’ Us-Delaware, Inc.(d)	14	36,298
Vivarte S.A.S.(d)	233,415	153,098
		278,901

Surface Transport–0.07%
Commercial Barge Line Co. (Acquired 02/15/2018-02/06/2020; Cost $670,459)(f)	8,057	201,425
Commercial Barge Line Co., Series A, Wts., expiring 08/18/2030 (Acquired 02/15/2018-07/30/2021; Cost $0)(f)	157,575	50,063

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

19                         Invesco Senior Income Trust

			Shares	Value
Surface Transport–(continued)
Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045 (Acquired 02/05/2020-07/30/2021; Cost $0)(f)			138,545	$ 58,689
Commercial Barge Line Co., Wts., expiring 04/27/2045 (Acquired 02/15/2018-02/06/2020; Cost $704,842)(f)			8,470	211,750
				521,927

Telecommunications–0.00%
Goodman Networks, Inc.(d)(m)			105,288	0

Utilities–0.51%
Vistra Corp.			164,114	3,132,936
Vistra Operations Co. LLC, Rts., expiring 12/31/2046			383,614	505,028
				3,637,964
Total Common Stocks & Other Equity Interests (Cost $70,678,476)				63,155,745

	Interest Rate	Maturity Date	Principal Amount (000)(a)
U.S. Dollar Denominated Bonds & Notes–8.04%
Air Transport–0.46%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (n)	5.75%	04/20/2029	$729	788,209
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(n)	5.50%	04/20/2026	1,215	1,282,129
Mesa Airlines, Inc., Class B(d)	5.75%	07/15/2025	1,121	1,253,387
				3,323,725

Building & Development–0.67%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (Acquired 10/01/2020-11/19/2020; Cost $3,782,087)(f)(n)	5.75%	05/15/2026	4,404	4,558,140
SRS Distribution, Inc.(n)	4.63%	07/01/2028	221	228,017
				4,786,157

Business Equipment & Services–0.87%
ADT Security Corp. (The) (n)	4.13%	08/01/2029	2,705	2,704,946
Advantage Sales & Marketing, Inc.(n)	6.50%	11/15/2028	1,864	1,950,210
Clarivate Science Holdings Corp.(n)	3.88%	07/01/2028	435	443,252
Prime Security Services Borrower LLC/Prime Finance, Inc.(n)	5.75%	04/15/2026	78	84,481
WASH Multifamily Acquisition, Inc. (Acquired 04/08/2021; Cost $1,051,000)(f)(n)	5.75%	04/15/2026	1,051	1,100,954
				6,283,843

Cable & Satellite Television–0.60%
Altice Financing S.A. (Luxembourg) (n)	5.00%	01/15/2028	1,652	1,653,057
Altice France S.A. (France)(n)	5.50%	01/15/2028	594	611,820
CSC Holdings LLC(n)	5.75%	01/15/2030	309	326,928
Virgin Media Secured Finance PLC (United Kingdom)(n)	4.50%	08/15/2030	1,706	1,732,529
				4,324,334

Chemicals & Plastics–0.08%
Herens Holdco S.a.r.l. (Luxembourg)(n)	4.75%	05/15/2028	536	538,589

Electronics & Electrical–0.54%
CommScope, Inc. (n)	4.75%	09/01/2029	543	550,556
Diebold Nixdorf, Inc.(n)	9.38%	07/15/2025	1,715	1,886,500
Energizer Holdings, Inc.(n)	4.38%	03/31/2029	868	871,576
TTM Technologies, Inc.(n)	4.00%	03/01/2029	578	585,947
				3,894,579

Food Products–0.20%
Teasdale Foods, Inc.(d)	16.25%	06/18/2026	1,443	1,428,137

Food Service–0.20%
eG Global Finance PLC (United Kingdom)(n)	6.75%	02/07/2025	1,407	1,447,451

Health Care–0.14%
Global Medical Response, Inc. (n)	6.50%	10/01/2025	495	511,088

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

20                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Health Care–(continued)
Organon & Co./Organon Foreign Debt Co-Issuer B.V.(n)	4.13%	04/30/2028	$453	$467,926
				979,014

Industrial Equipment–1.01%
F-Brasile S.p.A./F-Brasile US LLC, Series XR (Italy) (n)	7.38%	08/15/2026	5,122	5,303,524
Madison IAQ LLC(n)	4.13%	06/30/2028	592	596,156
Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany) (Acquired 06/30/2020; Cost $574,000)(f)(n)	7.63%	07/15/2028	574	622,434
Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany) (Acquired 06/30/2020; Cost $705,000)(f)(n)	5.25%	07/15/2027	705	745,763
				7,267,877

Insurance–0.14%
Acrisure LLC/Acrisure Finance, Inc.(n)	4.25%	02/15/2029	980	971,445

Leisure Goods, Activities & Movies–0.54%
AMC Entertainment Holdings, Inc. (n)	10.50%	04/15/2025	3,208	3,444,590
SeaWorld Parks & Entertainment, Inc.(n)	8.75%	05/01/2025	417	451,402
				3,895,992

Nonferrous Metals & Minerals–0.18%
SCIH Salt Holdings, Inc.(n)	4.88%	05/01/2028	1,294	1,305,064

Publishing–0.46%
Mav Acquisition Corp.(n)	5.75%	08/01/2028	3,329	3,321,010

Radio & Television–0.59%
Diamond Sports Group LLC/Diamond Sports Finance Co. (Acquired 07/18/2019-01/28/2021; Cost $2,617,878)(f)(n)	5.38%	08/15/2026	3,627	2,413,950
iHeartCommunications, Inc.(n)	4.75%	01/15/2028	322	332,867
Nexstar Media, Inc.(n)	5.63%	07/15/2027	862	916,832
Univision Communications, Inc.(n)	4.50%	05/01/2029	565	573,842
				4,237,491

Retailers (except Food & Drug)–0.02%
PetSmart, Inc./PetSmart Finance Corp.(n)	4.75%	02/15/2028	147	153,247

Surface Transport–0.27%
First Student Bidco, Inc./First Transit Parent, Inc.(n)	4.00%	07/31/2029	1,914	1,901,904

Telecommunications–0.88%
Avaya, Inc. (n)	6.13%	09/15/2028	1,753	1,851,606
Cablevision Lightpath LLC(n)	3.88%	09/15/2027	296	293,099
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom)(n)	6.75%	10/01/2026	572	594,165
Consolidated Communications, Inc.(n)	6.50%	10/01/2028	454	497,130
Frontier Communications Holdings LLC(n)	5.88%	10/15/2027	655	701,001
Lumen Technologies, Inc.(n)	4.00%	02/15/2027	675	693,563
Windstream Escrow LLC/Windstream Escrow Finance Corp.(n)	7.75%	08/15/2028	1,635	1,691,219
				6,321,783

Utilities–0.19%
Artera Services LLC (n)	9.03%	12/04/2025	436	476,875
Calpine Corp.(n)	4.50%	02/15/2028	869	896,156
				1,373,031
Total U.S. Dollar Denominated Bonds & Notes (Cost $55,917,891)				57,754,673

Non-U.S. Dollar Denominated Bonds & Notes–2.53%(o)
Building & Development–0.18%
APCOA Parking Holdings GmbH (Germany)(n)	4.63%	01/15/2027	EUR 277	332,880
APCOA Parking Holdings GmbH (Germany) (3 mo. EURIBOR + 5.00%)(n)(p)	5.00%	01/15/2027	EUR 450	538,431
Haya Real Estate S.A. (Spain) (3 mo. EURIBOR + 5.13%)(n)(p)	5.13%	11/15/2022	EUR 100	101,758

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

21                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Building & Development–(continued)
Haya Real Estate S.A. (Spain)(n)	5.25%	11/15/2022	EUR 321	$325,105
				1,298,174

Cable & Satellite Television–0.27%
Altice Financing S.A. (Luxembourg)(n)	3.00%	01/15/2028	EUR 423	476,885
Altice Finco S.A. (Luxembourg)(n)	4.75%	01/15/2028	EUR 1,292	1,488,229
				1,965,114

Chemicals & Plastics–0.14%
Herens Midco S.a.r.l. (Luxembourg)(n)	5.25%	05/15/2029	EUR 887	1,010,015

Financial Intermediaries–0.76%
AnaCap Financial Europe S.A. SICAV-RAIF (Italy) (3 mo. EURIBOR + 5.00%)(n)(p)	5.00%	08/01/2024	EUR 968	1,086,824
Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 6.25%)(n)(p)	6.25%	05/01/2026	EUR 1,168	1,405,326
Garfunkelux Holdco 3 S.A. (Luxembourg)(n)	6.75%	11/01/2025	EUR 1,523	1,886,399
Newday Bondco PLC (United Kingdom)(n)	7.38%	02/01/2024	GBP 765	1,072,315
				5,450,864

Home Furnishings–0.44%
Ideal Standard International S.A. (Belgium)(n)	6.38%	07/30/2026	EUR 529	609,407
Very Group Funding PLC (The) (United Kingdom)(n)	6.50%	08/01/2026	GBP 1,844	2,560,196
				3,169,603

Leisure Goods, Activities & Movies–0.13%
Deuce Finco PLC (United Kingdom) (3 mo. EURIBOR + 4.75%)(n)(p)	4.75%	06/15/2027	EUR 372	438,525
Deuce Finco PLC (United Kingdom)(n)	5.50%	06/15/2027	GBP 372	515,522
				954,047

Lodging & Casinos–0.33%
TVL Finance PLC (United Kingdom) (3 mo. GBP LIBOR + 5.38%) (Acquired 06/28/2019-05/27/2021; Cost $2,294,198)(f)(n)(p)	5.45%	07/15/2025	GBP 1,801	2,367,825

Oil & Gas–0.01%
Petroleum GEO-Services ASA, (Norway) (Acquired 02/09/2021; Cost $480,271)(d)(f)	5.00%	02/09/2024	NOK 478	55,240

Retailers (except Food & Drug)–0.27%
Douglas GmbH (Germany)(n)	6.00%	04/08/2026	EUR 1,377	1,646,762
Kirk Beauty SUN GmbH (Germany)(n)	8.25%	10/01/2026	EUR 255	298,849
				1,945,611
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $18,420,024)				18,216,493

			Shares
Preferred Stocks–0.70%(k)
Automotive–0.00%
ThermaSys Corp., Series A, Pfd.(d)			187,840	5,635

Containers & Glass Products–0.05%
Libbey Glass, Inc., Pfd. (Acquired 11/13/2020; Cost $302,244)(d)(f)			3,709	381,977

Financial Intermediaries–0.00%
RJO Holdings Corp., Series A-2, Pfd.(d)			324	1,622

Oil & Gas–0.12%
McDermott International Ltd., Pfd.(d)			914,686	594,546
Southcross Energy Partners L.P., Series A, Pfd. (Acquired 05/07/2019-08/23/2019; Cost $258,485)(d)(f)			258,709	138,409
Southcross Energy Partners L.P., Series B, Pfd. (Acquired 01/31/2020; Cost $0)(d)(f)			68,280	138,268
				871,223

Surface Transport–0.53%
Commercial Barge Line Co., Series A, Pfd. (Acquired 02/15/2018-02/06/2020; Cost $1,496,920)(f)			29,979	799,435

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

22                         Invesco Senior Income Trust

			Shares	Value
Surface Transport–(continued)
Commercial Barge Line Co., Series A, Pfd., Wts., expiring 04/27/2045 (Acquired 02/15/2018-02/06/2020; Cost $1,573,543)(f)			31,515	$840,395
Commercial Barge Line Co., Series B, Pfd. (Acquired 02/05/2020-10/27/2020; Cost $918,945)(f)			39,456	1,272,456
Commercial Barge Line Co., Series B, Pfd., Wts., expiring 04/27/2045 (Acquired 02/05/2020-10/27/2020; Cost $645,351)(f)			27,709	893,615
				3,805,901

Telecommunications–0.00%
Goodman Networks, Inc., Series A-1, Pfd.(d)			125,268	0
Total Preferred Stocks (Cost $5,393,340)				5,066,358

	Interest Rate	Maturity Date	Principal Amount (000)(a)
Asset-Backed Securities–0.21%
Structured Products–0.21%
NewStar Berkeley Fund CLO LLC, Series 2016-1A, Class DR (3 mo. USD LIBOR + 4.75%)(n)(p) (Cost $1,489,000)	4.88%	10/25/2028	$1,489	1,482,215

			Shares
Money Market Funds–0.00%
Invesco Liquid Assets Portfolio,Institutional Class, 0.01% (Cost $363)(l)(q)			363	363
TOTAL INVESTMENTS IN SECURITIES(r) –149.23% (Cost $1,080,572,652)				1,072,541,546
BORROWINGS–(19.34)%				(139,000,000)
VARIABLE RATE DEMAND PREFERRED SHARES–(13.87)%				(99,709,388)
OTHER ASSETS LESS LIABILITIES–(16.02)%				(115,120,388)
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$718,711,770

Investment Abbreviations:

CLO	- Collateralized Loan Obligation
DIP	- Debtor-in-Possession
EUR	- Euro
EURIBOR	- Euro Interbank Offered Rate
GBP	- British Pound Sterling
LIBOR	- London Interbank Offered Rate
LOC	- Letter of Credit
NOK	- Norwegian Krone
Pfd.	- Preferred
PIK	- Pay-in-Kind
Rts.	- Rights
USD	- U.S. Dollar
Wts.	- Warrants

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

23                         Invesco Senior Income Trust

Notes to Consolidated Schedule of Investments:

(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Trust’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(e)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 7.
(f)	Restricted security. The aggregate value of these securities at August 31, 2021 was $87,259,228, which represented 12.14% of the Trust’s Net Assets.
(g)	This variable rate interest will settle after August 31, 2021, at which time the interest rate will be determined.
(h)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(i)	The borrower has filed for protection in federal bankruptcy court.
(j)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2021 was $9,427,583, which represented 1.31% of the Trust’s Net Assets.

(k)	Securities acquired through the restructuring of senior loans.
(l)

Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Trust has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the six months ended August 31, 2021.

	Value February 28, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$18,573,805	$46,694,740	$(65,268,545)	$-	$-	$-	$2,356
Invesco Liquid Assets Portfolio, Institutional Class	13,236,148	33,124,370	(46,360,155)	58	(58)	363	709
Invesco Treasury Portfolio, Institutional Class	21,227,206	53,365,417	(74,592,623)	-	-	-	959
Investments in Other Affiliates:
USF S&H Holdco LLC	5,801,880	-	-	1,889,795	-	7,691,675	-
Total	$58,839,039	$133,184,527	$(186,221,323)	$1,889,853	$(58)	$7,692,038	$4,024

(m)	Non-income producing security.
(n)

Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2021 was $74,716,617, which represented 10.40% of the Trust’s Net Assets.

(o)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(p)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2021.
(q)	The rate shown is the 7-day SEC standardized yield as of August 31, 2021.
(r)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

The aggregate value of securities considered illiquid at August 31, 2021 was $205,981,272, which represented 28.66% of the Fund’s Net Assets.

Open Forward Foreign Currency Contracts
Settlement Date		Contract to				Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive
Currency Risk
09/16/2021	BNP Paribas S.A.	CHF	484,523	USD	529,442	$156
09/16/2021	BNP Paribas S.A.	GBP	6,020,827	USD	8,332,955	54,931
09/16/2021	BNP Paribas S.A.	USD	29,269,291	EUR	24,908,149	148,936
09/16/2021	Canadian Imperial Bank of Commerce	GBP	6,027,067	USD	8,339,638	53,034
10/15/2021	Canadian Imperial Bank of Commerce	GBP	5,067,874	USD	7,018,986	50,714
09/16/2021	Citibank N.A.	EUR	25,285,545	USD	29,906,756	42,798
09/16/2021	Citibank N.A.	GBP	6,020,827	USD	8,332,395	54,371
09/16/2021	Goldman Sachs International	EUR	24,908,149	USD	29,424,494	6,267
09/16/2021	Goldman Sachs International	USD	29,690,287	EUR	25,285,545	173,671
09/16/2021	Morgan Stanley Bank, N.A.	EUR	25,285,545	USD	29,918,388	54,430
09/16/2021	Morgan Stanley Bank, N.A.	USD	527,727	CHF	484,523	1,559
10/15/2021	Morgan Stanley Bank, N.A.	GBP	5,067,875	USD	7,018,887	50,615
09/16/2021	State Street Bank & Trust Co.	USD	29,683,965	EUR	25,285,545	179,993
10/15/2021	Toronto Dominion Bank	GBP	5,071,825	USD	7,023,842	50,137

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

24                         Invesco Senior Income Trust

Open Forward Foreign Currency Contracts–(continued)
Settlement Date		Contract to				Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive
10/15/2021	UBS AG	GBP	700,000	USD	968,258	$5,766
10/15/2021	UBS AG	USD	7,078,474	EUR	6,000,000	12,008
Subtotal–Appreciation						939,386

Currency Risk
10/15/2021	Barclays Bank PLC	EUR	350,293	USD	412,133	(1,824)
10/15/2021	BNP Paribas S.A.	EUR	24,908,149	USD	29,286,503	(148,625)
09/16/2021	Canadian Imperial Bank of Commerce	USD	7,000,173	GBP	5,054,655	(50,536)
10/15/2021	Goldman Sachs International	EUR	25,285,545	USD	29,707,785	(173,331)
09/16/2021	Morgan Stanley Bank, N.A.	USD	11,134,288	GBP	8,054,655	(59,957)
10/15/2021	Morgan Stanley Bank, N.A.	CHF	484,523	USD	528,127	(1,541)
10/15/2021	Morgan Stanley Bank, N.A.	USD	2,062,772	GBP	1,500,000	(288)
10/15/2021	State Street Bank & Trust Co.	EUR	25,285,545	USD	29,701,438	(179,677)
09/16/2021	Toronto Dominion Bank	USD	6,867,671	GBP	4,959,411	(48,986)
Subtotal–Depreciation						(664,765)
Total Forward Foreign Currency Contracts						$274,621

Abbreviations:

CHF	- Swiss Franc
EUR	- Euro
GBP	- British Pound Sterling
USD	- U.S. Dollar

Portfolio Composition† *

By credit quality, based on total investments

as of August 31, 2021

BBB-	2.31%
BB+	1.32
BB	1.73
BB-	7.77
B+	8.16
B	19.43
B-	18.86
CCC+	6.50
CCC	1.63
CCC-	0.33
C	0.21
D	1.13
Non-Rated	25.47
Equity	5.15

†

Source: Standard & Poor’s. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard & Poor’s rating methodology, please visit standardandpoors.com and select “Understanding Ratings” under Rating Resources on the homepage.

*	Excluding money market fund holdings, if any.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

25                         Invesco Senior Income Trust

Consolidated Statement of Assets and Liabilities

August 31, 2021

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $1,073,471,996)	$1,064,849,508

Investments in affiliates, at value (Cost $7,100,656)	7,692,038
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	939,386
Cash	37,793,417
Foreign currencies, at value (Cost $7,479,164)	7,483,927
Receivable for:
Investments sold	59,573,457
Dividends	955
Interest	8,513,004
Investments matured, at value (Cost $19,010,156)	650,840
Investment for trustee deferred compensation and retirement plans	28,660
Other assets	1,894,183
Total assets	1,189,419,375

Liabilities:

Variable rate demand preferred shares, at liquidation preference ($0.01 par value, 1,000 shares issued with liquidation preference of $100,000 per share)	99,709,388
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	664,765
Payable for:
Borrowings	139,000,000
Investments purchased	185,833,059
Dividends	74,192
Accrued fees to affiliates	212,924
Accrued interest expense	41,303
Accrued trustees’ and officers’ fees and benefits	1,336
Accrued other operating expenses	984,302
Trustee deferred compensation and retirement plans	28,660
Unfunded loan commitments	44,157,676
Total liabilities	470,707,605
Net assets applicable to common shares	$718,711,770

Net assets applicable to common shares consist of:

Shares of beneficial interest – common shares	$882,136,351
Distributable earnings (loss)	(163,424,581)
$718,711,770

Common shares outstanding, no par value, with an unlimited number of common shares authorized:

Common shares outstanding	153,030,736
Net asset value per common share	$4.70
Market value per common share	$4.38

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

26                         Invesco Senior Income Trust

Consolidated Statement of Operations

For the six months ended August 31, 2021

(Unaudited)

Investment income:

Interest	$26,412,727
Dividends	126,660
Other income	12,508
Dividends from affiliated money market funds	4,024
Total investment income	26,555,919

Expenses:

Advisory fees	4,110,500
Administrative services fees	985,101
Custodian fees	3,511
Interest, facilities and maintenance fees	1,862,356
Transfer agent fees	10,748
Trustees’ and officers’ fees and benefits	13,634
Registration and filing fees	69,546
Reports to shareholders	41,653
Professional services fees	210,495
Taxes	11,061
Other	15,127
Total expenses	7,333,732
Net investment income	19,222,187

Realized and unrealized gain (loss) from:

Net realized gain (loss) from:
Unaffiliated investment securities	(5,797,845)
Affiliated investment securities	(58)
Foreign currencies	(307,654)
Forward foreign currency contracts	2,427,633
(3,677,924)
Change in net unrealized appreciation of:
Unaffiliated investment securities	19,877,549
Affiliated investment securities	1,889,853
Foreign currencies	684,367
Forward foreign currency contracts	246,545
22,698,314
Net realized and unrealized gain	19,020,390
Net increase in net assets resulting from operations applicable to common shares	$38,242,577

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

27                         Invesco Senior Income Trust

Consolidated Statement of Changes in Net Assets

For the six months ended August 31, 2021 and the year ended February 28, 2021

(Unaudited)

	August 31, 2021	February 28, 2021
Operations:

Net investment income	$19,222,187	$32,861,086
Net realized gain (loss)	(3,677,924)	(28,793,228)
Change in net unrealized appreciation	22,698,314	29,554,950
Net increase in net assets resulting from operations applicable to common shares	38,242,577	33,622,808
Distributions to common shareholders from distributable earnings	(19,281,873)	(34,009,083)
Return of capital applicable to common shares	–	(5,931,939)
Total distributions	(19,281,873)	(39,941,022)
Net increase (decrease) in common shares of beneficial interest	(45,812)	(16,265)
Net increase (decrease) in net assets applicable to common shares	18,914,892	(6,334,479)

Net assets applicable to common shares:

Beginning of period	699,796,878	706,131,357
End of period	$718,711,770	$699,796,878

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

28                         Invesco Senior Income Trust

Consolidated Statement of Cash Flows

For the six months ended August 31, 2021

(Unaudited)

Cash provided by operating activities:
Net increase in net assets resulting from operations applicable to common shares	$38,242,577

Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by operating activities:
Purchases of investments	(421,001,955)
Proceeds from sales of investments	430,566,326
Proceeds from sales of short-term investments, net	165,227
Amortization of premium on investment securities	152,737
Accretion of discount on investment securities	(1,901,436)
Net realized loss from investment securities	5,797,845
Net change in unrealized appreciation on investment securities	(21,767,344)
Net change in unrealized appreciation of forward foreign currency contracts	(246,545)
Change in operating assets and liabilities:
Increase in receivables and other assets	(3,496,094)
Increase in accrued expenses and other payables	697,891
Net cash provided by operating activities	27,209,229

Cash provided by (used in) financing activities:
Dividends paid to common shareholders from distributable earnings	(19,278,467)
Proceeds from borrowings	21,500,000
Repayment of borrowings	(60,000,000)
Disbursements from shares of beneficial interest reacquired	(45,812)
Net cash provided by (used in) financing activities	(57,824,279)
Net decrease in cash and cash equivalents	(30,615,050)
Cash and cash equivalents at beginning of period	75,892,757
Cash and cash equivalents at end of period	$45,277,707

Supplemental disclosure of cash flow information:
Cash paid during the period for taxes	$8,861
Cash paid during the period for interest, facilities and maintenance fees	$2,014,657

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

29                         Invesco Senior Income Trust

Consolidated Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six Months Ended August 31, 2021		Year Ended February 28, 2021	Year Ended February 29, 2020	Years Ended February 28,
					2019	2018	2017
Net asset value per common share, beginning of period	$4.57		$4.61	$4.79	$4.91	$4.93	$4.30
Net investment income(a)	0.13		0.21	0.26	0.23	0.23	0.29
Net gains (losses) on securities (both realized and unrealized)	0.13		0.01	(0.17)	(0.09)	0.00	0.63
Total from investment operations	0.26		0.22	0.09	0.14	0.23	0.92
Less:
Dividends paid to common shareholders from net investment income	(0.13)		(0.22)	(0.27)	(0.26)	(0.22)	(0.26)
Return of capital	–		(0.04)	–	–	(0.03)	(0.03)
Total distributions	(0.13)		(0.26)	(0.27)	(0.26)	(0.25)	(0.29)
Net asset value per common share, end of period	$4.70		$4.57	$4.61	$4.79	$4.91	$4.93
Market value per common share, end of period	$4.38		$4.17	$4.03	$4.24	$4.40	$4.72
Total return at net asset value(b)	5.88%		6.49%	2.65%	3.83%	5.32%	22.59%
Total return at market value(c)	8.14%		11.16%	1.38%	2.57%	(1.42)%	34.22%
Net assets applicable to common shares, end of period (000’s omitted)	$718,712		$699,797	$706,131	$862,231	$883,245	$888,270
Portfolio turnover rate(d)	42%		71%	63%	45%	60%	69%

Ratios/supplemental data based on average net assets applicable to common shares outstanding:
Ratio of expenses:
With fee waivers and/or expense reimbursements	2.06	%(e)	2.39%	3.17%	3.08%	2.64%	2.37%
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	1.54	%(e)	1.65%	1.66%	1.62%	1.61%	1.58%
Without fee waivers and/or expense reimbursements	2.06	%(e)	2.39%	3.17%	3.08%	2.64%	2.38%
Ratio of net investment income to average net assets	5.41	%(e)	5.07%	5.54%	4.84%	4.66%	6.15%

Senior securities:
Total amount of preferred shares outstanding (000’s omitted)	$100,000		$100,000	$125,000	$125,000	$75,000	$125,000
Asset coverage per $1,000 unit of senior indebtedness(f)	$6,890		$5,506	$4,323	$4,611	$4,275	$5,503
Total borrowings (000’s omitted)	$139,000		$177,500	$250,000	$273,250	$292,500	$225,000
Asset coverage per preferred share(g)	$818,712		$799,797	$664,905	$789,785	$1,277,659	$810,616
Liquidating preference per preferred share	$100,000		$100,000	$100,000	$100,000	$100,000	$100,000

(a)	Calculated using average units outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(c)

Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.

(d)	Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests and is not annualized for periods less than one year, if applicable.
(e)	Annualized.
(f)

Calculated by subtracting the Trust’s total liabilities (not including preferred shares, at liquidation value and borrowings) from the Trust’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

(g)

Calculated by subtracting the Trust’s total liabilities (not including preferred shares, at liquidation value) from the Trust’s total assets and dividing this by the total number of preferred shares outstanding.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

30                         Invesco Senior Income Trust

Notes to Consolidated Financial Statements

August 31, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Senior Income Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.

The Trust may participate in direct lending opportunities through its indirect investment in the Invesco Senior Income Loan Origination LLC (the “LLC”), a Delaware limited liability company. The Trust owns all beneficial and economic interests in the Invesco Senior Income Loan Origination Trust, a Massachusetts Business Trust (the “Loan Origination Trust”), which in turn owns all beneficial and economic interests in the LLC. The Trust may invest up to 25% of its total net assets in the Loan Origination Trust. The accompanying consolidated financial statements reflect the financial position of the Trust and its Loan Origination Trust and the results of operations on a consolidated basis.

The Trust’s investment objective is to provide a high level of current income, consistent with preservation of capital. The Trust seeks to achieve its objectives by investing primarily in a portfolio of interests in floating or variable senior loans to corporations, partnerships, and other entities which operate in a variety of industries and geographic regions. The Trust borrows money for investment purposes which may create the opportunity for enhanced return, but also should be considered a speculative technique and may increase the Trust’s volatility.

The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its consolidated financial statements.

A.

Security Valuations – Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible securities) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Trust may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/ or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

31                         Invesco Senior Income Trust

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of the loan or note.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Effective October 1, 2020, the Trust has adopted a Managed Distribution Plan (the “Plan”) whereby the Trust will pay a monthly dividend to common shareholders at a stated fixed monthly distribution amount of $0.021 per share as of October 1, 2020. The Plan is intended to provide shareholders with a consistent, but not guaranteed, periodic cash payment from the Trust, regardless of when or whether income is earned or capital gains are realized. If sufficient income is not available for a monthly distribution, the Trust will distribute long-term capital gains and/or return of capital in order to maintain its managed distribution level under the Plan. The Plan may be amended or terminated at any time by the Board. Prior to October 1, 2020, distributions from net investment income were declared and paid monthly. Distributions from net realized capital gain, if any, were generally declared and paid annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.

The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Trust’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, rating and bank agent fees and other expenses associated with lines of credit and Variable Rate Demand Preferred Shares (“VRDP Shares”). In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the LLC’s organizational documents, each member of the LLC and certain affiliated persons, is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust and/or LLC. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Cash and Cash Equivalents – For the purposes of the Consolidated Statement of Cash Flows, the Trust defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

J.

Securities Purchased on a When-Issued and Delayed Delivery Basis – The Trust may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Trust on such interests or securities in connection with such transactions prior to the date the Trust actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Trust will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

K.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net

32                         Invesco Senior Income Trust

unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Trust may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Trust invests and are shown in the Consolidated Statement of Operations.

L.

Forward Foreign Currency Contracts – The Trust may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Trust may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Trust may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Trust will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Trust owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.

M.

Industry Focus – To the extent that the Trust invests a greater amount of its assets in securities of issuers in the banking and financial services industries, the Trust’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.

N.

Bank Loan Risk – Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Trust’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Trust. As a result, the Trust may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk that an entity with which the Trust has unsettled or open transactions may fail to or be unable to perform on its commitments. The Trust seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

O.

LIBOR Risk – The Trust may invest in financial instruments that utilize LIBOR as the reference or benchmark rate for variable interest rate calculations. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Although many LIBOR rates will be phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition. There remains uncertainty regarding the effect of the LIBOR transition process and therefore any impact of a transition away from LIBOR on the Trust or the instruments in which the Trust invests cannot yet be determined. There is no assurance that the composition or characteristics of any alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates could result in losses to the Trust.

P.

Leverage Risk – The Trust may utilize leverage to seek to enhance the yield of the Trust by borrowing or issuing preferred shares. There are risks associated with borrowing or issuing preferred shares in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments made with such leverage, the higher volatility of the net asset value of the common shares, and that fluctuations in the interest rates on the borrowing or dividend rates on preferred shares may affect the yield and distributions to the common shareholders. There can be no assurance that the Trust’s leverage strategy will be successful.

Q.

Other Risks – The Trust may invest all or substantially all of its assets in senior secured floating rate loans and senior secured debt securities that are determined to be rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments. The Trust invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Trust in a corporate loan may take the form of participation interests or assignments. If the Trust purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Trust would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Trust’s rights against the Borrower but also for the receipt and processing of payments due to the Trust under the corporate loans. As such, the Trust is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Trust and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Trust’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Trust’s transaction costs.

In making a direct loan, the Trust is exposed to the risk that the borrower may default or become insolvent and, consequently, that the Trust will lose money on the loan. Furthermore, direct loans may subject the Trust to liquidity and interest rate risk and certain direct loans may be deemed illiquid. Direct loans are not publicly traded and may not have a secondary market. The lack of a secondary market for direct loans may have an adverse impact on the ability of the Trust to dispose of a direct loan and/or to value the direct loan. When engaging in direct lending, the Trust’s performance may depend, in part, on the ability of the Trust to originate loans on advantageous terms. In originating and purchasing loans, the Trust will compete with a broad spectrum of lenders. Increased competition for, or a decrease in the available supply of, qualifying loans could result in lower yields on such loans, which could adversely affect Trust performance.

R.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Trust’s performance.

33                         Invesco Senior Income Trust

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Trust accrues daily and pays monthly an annual fee of 0.85% based on the average daily managed assets of the Trust. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Trust’s consolidated financial statements for purposes of GAAP.)

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Trust, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Trust in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Trust of uninvested cash in such affiliated money market funds.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2021, expenses incurred under this agreement are shown in the Consolidated Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust, SSB also serves as the Trust’s custodian.

Certain officers and trustees of the Trust are officers and directors of Invesco.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$-	$697,600,860	$229,264,839	$926,865,699
Common Stocks & Other Equity Interests	21,314,994	20,980,380	20,860,371	63,155,745
U.S. Dollar Denominated Bonds & Notes	-	55,073,149	2,681,524	57,754,673
Non-U.S. Dollar Denominated Bonds & Notes	-	18,161,253	55,240	18,216,493
Preferred Stocks	-	3,805,901	1,260,457	5,066,358
Asset-Backed Securities	-	1,482,215	-	1,482,215
Money Market Funds	363	-	-	363
Total Investments in Securities	21,315,357	797,103,758	254,122,431	1,072,541,546

Other Investments - Assets*
Investments Matured	-	-	650,840	650,840
Forward Foreign Currency Contracts	-	939,386	-	939,386

	-	939,386	650,840	1,590,226

Other Investments - Liabilities*
Forward Foreign Currency Contracts	-	(664,765)	-	(664,765)
Total Other Investments	-	274,621	650,840	925,461
Total Investments	$21,315,357	$797,378,379	$254,773,271	$1,073,467,007

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

34                         Invesco Senior Income Trust

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended August 31, 2021:

	Value 02/28/21	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3*	Transfers out of Level 3*	Value 08/31/21
Variable Rate Senior Loan Interests	$182,942,239	$60,470,375	$(15,642,853)	$321,793	$638,309	$518,317	$10,811,000	$(10,794,341)	$229,264,839
U.S. Dollar Denominated Bonds & Notes	2,905,529	-	(248,999)	-	-	24,994	-	-	2,681,524
Non-U.S. Dollar Denominated Bonds & Notes	-	480,271	-	-	-	(425,031)	-	-	55,240
Common Stocks & Other Equity Interests	13,757,913	4,219,099	(1,185,916)	-	377,872	2,532,743	1,163,886	(5,226)	20,860,371
Preferred Stocks	230,863	-	-	-	107,547	276,132	645,915	-	1,260,457
Investments Matured	650,840	27,770	(27,770)	-	-	-	-	-	650,840
Total	$200,487,384	$65,197,515	$(17,105,538)	$321,793	$1,123,728	$2,927,155	$12,620,801	$(10,799,567)	$254,773,271

*Transfers into and out of level 3 are due to increases or decreases in market activity impacting the available market inputs to determine the price.

Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as level 3 at period end:

	Fair Value at 08/31/21	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Unobservable Input Used
Muth Mirror Systems, LLC, Term Loan	$16,785,950	Valuation Service	N/A	N/A	N/A	(a)
Boeing Co., Revolver Loan	15,949,487	Valuation Service	N/A	N/A	N/A	(b)
Teasdale Foods, Inc., Term Loan B	15,160,866	Valuation Service	N/A	N/A	N/A	(a)
Groundworks LLC, First Lien Incremental Term Loan	12,042,244	Valuation Service	N/A	N/A	N/A	(a)

(a)

Securities classified as Level 3 whose unadjusted values were provided by a pricing service and for which such inputs are unobservable. The valuations are based on certain methods used to determine market yields in order to establish a discount rate of return given market conditions and prevailing lending standards. Future expected cash flows are discounted back to the present value using these discount rates in the discounted cash flow analysis. The Adviser reviews the valuation reports provided by the valuation service on an on-going basis and monitors such investments for additional information or the occurrence of a market event which would warrant a re-evaluation of the security’s fair valuation.

(b)

Securities classified as Level 3 whose unadjusted values were provided by a pricing service and for which such inputs are unobservable. The Adviser periodically reviews pricing vendor methodologies and inputs to confirm they are determined using unobservable inputs and have been appropriately classified. Such securities’ fair valuations could change significantly based on changes in unobservable inputs used by the pricing service.

NOTE 4–Derivative Investments

The Trust may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a trust may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Trust does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Trust’s derivative investments, detailed by primary risk exposure, held as of August 31, 2021:

Value
Derivative Assets	Currency Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$939,386
Derivatives not subject to master netting agreements	-
Total Derivative Assets subject to master netting agreements	$939,386

Value
Derivative Liabilities	Currency Risk
Unrealized depreciation on forward foreign currency contracts outstanding	$(664,765)
Derivatives not subject to master netting agreements	-
Total Derivative Liabilities subject to master netting agreements	$(664,765)

35                         Invesco Senior Income Trust

Offsetting Assets and Liabilities

The table below reflects the Trust’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of August 31, 2021.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Barclays Bank PLC	$ –	$ (1,824)	$ (1,824)	$–	$–	$(1,824)
BNP Paribas S.A.	204,023	(148,625)	55,398	–	–	55,398
Canadian Imperial Bank of Commerce	103,748	(50,536)	53,212	–	–	53,212
Citibank N.A.	97,169	–	97,169	–	–	97,169
Goldman Sachs International	179,938	(173,331)	6,607	–	–	6,607
Morgan Stanley Bank, N.A.	106,604	(61,786)	44,818	–	–	44,818
State Street Bank & Trust Co.	179,993	(179,677)	316	–	–	316
Toronto Dominion Bank	50,137	(48,986)	1,151	–	–	1,151
UBS AG	17,774	–	17,774	–	–	17,774
Total	$939,386	$(664,765)	$274,621	$–	$–	$274,621

Effect of Derivative Investments for the six months ended August 31, 2021

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on Consolidated Statement of Operations
Currency Risk
Realized Gain:
Forward foreign currency contracts	$2,427,633
Change in Net Unrealized Appreciation:
Forward foreign currency contracts	246,545
Total	$2,674,178

The table below summarizes the average notional value of derivatives held during the period.

Forward Foreign Currency Contracts
Average notional value	$285,685,459

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Trustees have the option to defer compensation payable by the Trust, and “Trustees’ and Officers’ Fees and Benefits” includes amounts accrued by the Trust to fund such deferred compensation amounts.

NOTE 6–Cash Balances and Borrowings

The Trust has entered into a $275 million revolving credit and security agreement, which will expire on December 2, 2021. The revolving credit and security agreement is secured by the assets of the Trust.

During the six months ended August 31, 2021, the average daily balance of borrowings under the revolving credit and security agreement was $153,331,522 with an average interest rate of 1.47%. The carrying amount of the Trust’s payable for borrowings as reported on the Consolidated Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Consolidated Statement of Operations as Interest, facilities and maintenance fees.

Additionally, the Trust is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

The Trust is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.

36                         Invesco Senior Income Trust

NOTE 7–Unfunded Loan Commitments

Pursuant to the terms of certain Senior Loan agreements, the Trust held the following unfunded loan commitments as of August 31, 2021. The Trust intends to reserve against such contingent obligations by designating cash, liquid securities and liquid Senior Loans as a reserve. Unfunded loan commitments are reflected as a liability on the Statement of Assets and Liabilities.

Borrower	Type	Unfunded Loan Commitment	Unrealized Appreciation (Depreciation)
Al Aqua Merger Sub, Inc.	Delayed Draw Term Loan	$1,030,667	$8,137
Boeing Co.	Revolver Loan	15,803,914	145,573
BrightPet	Delayed Draw Term Loan	1,107,266	25,085
BrightPet	Revolver Loan	1,005,639	23,251
Constant Contact	Delayed Draw Term Loan	704,984	1,136
CV Intermediate Holdco Corp.	Delayed Draw Term Loan	2,548,399	21,237
CV Intermediate Holdco Corp.	Revolver Loan	521,846	3,761
Fieldwood Energy LLC	DIP Term Loan	2,062,260	87,246
Groundworks LLC	Delayed Draw Term Loan	2,016,713	(3,588)
Groundworks LLC	Revolver Loan	473,551	(395)
IAP Worldwide Services, Inc.	Revolver Loan	1,794,337	0
ImageFirst	Delayed Draw Term Loan	157,835	757
Kantar	Revolver Loan	1,736,010	166,206
MB2 Dental Solutions LLC	Delayed Draw Term Loan	883,425	594
McDermott International Ltd.	LOC	3,644,503	(738,012)
Muth Mirror Systems LLC	Revolver Loan	1,518,133	(76,041)
My Alarm Center LLC	Revolver Loan	1,003,271	5,016
NAS, LLC	Revolver Loan	851,981	14,298
Protect America	Revolver Loan	442,887	10,808
Royal Caribbean Cruises	Revolver Loan	330,486	7,031
Royal Caribbean Cruises	Revolver Loan	1,004,887	13,728
Royal Caribbean Cruises	Revolver Loan	1,049,467	(81,742)
Southcross Energy Partners L.P.	Revolver Loan	70,174	(1,404)
TGP Holdings III LLC	Delayed Draw Term Loan	131,669	789
Thermostat Purchaser III, Inc.	Delayed Draw Term Loan	184,044	1,387
Transtar Industries, Inc.	Delayed Draw Term Loan	1,115,094	6,172
Trident TPI Holdings, Inc.	Delayed Draw Term Loan	77,832	107
USF S&H Holdco LLC	Delayed Draw Term Loan	886,402	8,521
		$44,157,676	$(350,342)

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Trust had a capital loss carryforward as of February 28, 2021, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$9,462,290	$120,752,033	$130,214,323

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2021 was $454,721,466 and $439,655,171, respectively. Cost of investments, including any derivatives, on a tax    basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$41,671,818
Aggregate unrealized (depreciation) of investments	(71,367,919)
Net unrealized appreciation (depreciation) of investments	$(29,696,101)

37                         Invesco Senior Income Trust

Cost of investments for tax purposes is $1,103,163,108.

NOTE 10–Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	Six Months Ended August 31,	Year Ended February 28,
	2021	2021
Beginning shares	153,030,736	153,030,736
Shares issued through dividend reinvestment	-	-
Tender offer purchase	0	0
Ending shares	153,030,736	153,030,736

The Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

NOTE 11–Variable Rate Demand Preferred Shares

On June 14, 2018, the Trust issued 1,250 Series W-7 VRDP Shares with a liquidation preference of $100,000 per share to Barclays Bank PLC, pursuant to an offering exempt from registration under the 1933 Act. Proceeds from the issuance of the VRDP Shares were used to redeem all of the Trust’s outstanding Variable Rate Term Preferred Shares. VRDP Shares are a floating-rate form of preferred shares with a mandatory redemption date and are considered debt for financial reporting purposes. The Trust is required to redeem all outstanding VRDP Shares on June 1, 2028, unless earlier redeemed or repurchased. VRDP Shares are subject to an optional and mandatory redemption in certain circumstances. On June 17, 2020, the Fund redeemed 250 Series W-7 VRDP Shares, with a liquidation preference of $100,000 per share, to pay holders who surrendered their shares for payment on such date, the redemption price, including accumulated but unpaid dividends, in connection with the partial redemption. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends. On or prior to the redemption date, the Trust will be required to segregate assets having a value equal to 110% of the redemption amount.

The Trust incurred costs in connection with the transfer of the VRDP Shares that are recorded as a deferred charge and are being amortized over a period of ten years to June 1, 2028. Amortization of these costs is included in Interest, facilities and maintenance fees on the Consolidated Statement of Operations, and the unamortized balance is included in the value of Variable rate demand preferred shares on the Consolidated Statement of Assets and Liabilities.

Dividends paid on the VRDP Shares (which are treated as interest expense for financial reporting purposes) are declared daily and paid monthly. As of August 31, 2021, the dividend rate is equal to the USD LIBOR interest rate plus a spread of 0.15%, which is based on the short-term credit rating assigned to the VRDP Shares by Moody’s Investors Service, Inc. The average aggregate liquidation preference outstanding and the average annualized dividend rate of the VRDP Shares during the six months ended August 31, 2021 were $100,000,000 and 0.22%, respectively.

The Trust is subject to certain restrictions relating to the VRDP Shares, such as maintaining certain asset coverage and leverage ratio requirements. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger an increased rate which, if not cured, could cause the mandatory redemption of VRDP Shares at the maximum liquidation preference plus any accumulated but unpaid dividends.

The liquidation preference of VRDP Shares, which approximates fair value, is recorded as a liability under the caption Variable rate demand preferred shares on the Consolidated Statement of Assets and Liabilities. The fair value of VRDP Shares is expected to be approximately their liquidation preference so long as the credit rating on the VRDP Shares, and therefore the “spread” on the VRDP Shares (determined in accordance with the VRDP Shares’ governing document) remains unchanged. At period-end, the Trust’s Adviser has determined that fair value of VRDP Shares is approximately their liquidation preference. Fair value could vary if market conditions change materially and/or the credit rating assigned to the VRDP Shares is downgraded. Unpaid dividends on VRDP Shares are recognized as Accrued interest expense on the Consolidated Statement of Assets and Liabilities. Dividends paid on VRDP Shares are recognized as a component of Interest, facilities and maintenance fees on the Consolidated Statement of Operations.

NOTE 12–Senior Loan Participation Commitments

The Trust invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Trust purchases a participation of a Senior Loan interest, the Trust typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Trust assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Trust and the borrower.

At the six months ended August 31, 2021, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Trust on a participation basis.

Selling Participant	Principal Amount	Value
Barclays Bank PLC	$3,644,503	$2,906,491

NOTE 13–Dividends

The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2021:

Declaration Date	Amount per Share	Record Date	Payable Date
September 1, 2021	$0.0210	September 14, 2021	September 30, 2021
October 1, 2021	$0.0210	October 14, 2021	October 29, 2021

38                         Invesco Senior Income Trust

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2021, the Board of Trustees (the Board or the Trustees) of Invesco Senior Income Trust (the Fund) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2021. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 27, 2021 and June 10, 2021, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 10, 2021.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board considered the additional services provided to the Fund due to the fact that the Fund is a closed-end fund, including, but not limited to, leverage management and monitoring, evaluating, and, where appropriate, making recommendations with respect to the Fund’s trading discount, share repurchase program, managed distribution program, and distribution rates, as well as shareholder relations activities. The Board received a description of Invesco Advisers’ business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the increased remote working environment resulting from the novel coronavirus (“COVID-19”) pandemic. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers has been able to effectively manage, operate and oversee the Invesco Funds through the challenging COVID-19 pandemic period. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Senior Secured Management, Inc. currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the Credit Suisse Leveraged Loan Index (Index). The Board noted that the Fund’s performance was in the fourth quintile of its performance universe for the one year period, the third quintile for the three year period and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was below the performance of the Index for the one and three year periods and above the performance of the Index for the five year period. The Board noted that the Fund’s quality positioning and certain equity holdings detracted from Fund performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions. The Board also reviewed supplementally historic premium and discount levels of the Fund as provided to the Board at meetings throughout the year, as well as initiatives taken to enhance shareholder value including the implementation of a

39                         Invesco Senior Income Trust

loan origination strategy for the Fund in 2019 and a managed distribution plan in 2020.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent audited annual reports for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s actual and contractual management fees and total expense ratio were each in the fourth quintile of its expense group and discussed with management reasons for such relative actual and contractual management fees and total expenses, which included the Fund’s unique positioning relative to its peers in terms of foreign securities holdings, non-rated securities, and private debt.

The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management.

D.	Economies of Scale and Breakpoints

The Board noted that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted that such methodology had recently been reviewed and enhanced. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide these services.

The Board considered that the Fund’s uninvested cash may be invested in registered money market funds advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.

40                         Invesco Senior Income Trust

DISTRIBUTION NOTICE

September 2021

INVESCO DYNAMIC CREDIT OPPORTUNITIES FUND - Common Shares - Cusip: 46132R104

INVESCO HIGH INCOME TRUST II - Common Shares - Cusip: 46131F101

INVESCO SENIOR INCOME TRUST - Common Shares - Cusip: 46131H107

Form 1099-DIV for the calendar year will report distributions for US federal income tax purposes. Each Fund’s annual report to shareholders will include information regarding the tax character of Fund distributions for the fiscal year. This Notice is sent to comply with certain U.S. Securities and Exchange Commission requirements.

Effective October 1, 2020, the Board of Invesco Dynamic Credit Opportunities Fund (NYSE: VTA) approved a Managed Distribution Plan (the “VTA Plan”) for the Fund, whereby the Fund pays its monthly dividend to common shareholders at a stated fixed monthly distribution amount of $0.075 per share.

Effective October 1, 2020, the Board of Invesco Senior Income Trust (NYSE: VVR) approved a Managed Distribution Plan (the “VVR Plan”) for the Fund, whereby the Fund pays its monthly dividend to common shareholders at a stated fixed monthly distribution amount of $0.021 per share.

Effective August 1, 2018, the Board of Invesco High Income Trust II (NYSE: VLT) approved a Managed Distribution Plan (the “VLT Plan”) for the Fund, whereby the Fund increased its monthly dividend to common shareholders to a stated fixed monthly distribution amount based on a distribution rate of 8.5 percent of the closing market price per share as of August 1, 2018, the date the VLT Plan became effective. The VTA Plan, the VVR Plan and the VLT Plan are collectively referred to herein as the “Plans.”

The following tables set forth the estimated amounts of the current distribution and the cumulative distributions paid this fiscal year to date from the sources indicated. Shareholders should not draw any conclusions about the Funds’ investment performance from the amount of this distribution or from the terms of the Plans. All amounts are expressed per common share. Each Fund estimates that it has distributed more than its income and net realized capital gains; therefore, a portion of your distribution is estimated to be a return of capital. A return of capital may occur, for example, when some or all of the money that shareholders invested in a Fund is paid back. A return of capital distribution does not necessarily reflect the Funds’ investment performance and should not be confused with “yield” or “income.” The amounts and sources of distributions reported in this 19(a) Notice are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend on each Fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. Each Fund will send shareholders a Form 1099-DIV for the calendar year that will tell shareholders how to report these distributions for federal income tax purposes.

	September 2021
					Return of Principal
	Net Investment		Net Realized Capital		(or Other Capital		Total
	Income		Gains		Source)		Current
	Per	% of	Per	% of	Per	% of	Distribution
	Share	Current	Share	Current	Share	Current	(common
Fund	Amount	Distribution	Amount	Distribution	Amount	Distribution	share)
Invesco High Income Trust II	$0.0341	35.37%	$0.0000	0.00%	$0.0623	64.63%	$0.0964
Invesco Dynamic Credit Opportunities Fund	$0.0393	52.40%	$0.0000	0.00%	$0.0357	47.60%	$0.0750
Invesco Senior Income Trust	$0.0210	100.00%	$0.0000	0.00%	$0.0000	0.00%	$0.0210

	CUMULATIVE FISCAL YEAR-TO-DATE (YTD) August 31, 2021*
					Return of Principal
	Net Investment		Net Realized Capital		(or Other Capital		Total
	Income		Gains		Source)		FYTD
	Per	% of	Per	% of	Per	% of	Distribution
	Share	2021	Share	2021	Share	2021	(common
Fund	Amount	Distribution	Amount	Distribution	Amount	Distribution	share)
Invesco High Income Trust II	$0.3944	68.19%	$0.0000	0.00%	$0.1840	31.81%	$0.5784
Invesco Dynamic Credit Opportunities Fund	$0.3329	73.98%	$0.0000	0.00%	$0.1171	26.02%	$0.4500
Invesco Senior Income Trust	$0.1175	93.25%	$0.0000	0.00%	$0.0085	6.75%	$0.1260

*

Form 1099-DIV for the calendar year will report distributions for federal income tax purposes. The final determination of the source and tax characteristics of all distributions in 2021 will be made after the end of the year.

The monthly distributions are based on estimates and terms of each Fund’s Plan. Monthly distribution amounts may vary from these estimates based on a multitude of factors. Changes in portfolio and market conditions may cause deviations from estimates. These estimates should not be taken as indication of a Fund’s earnings and performance. The actual amounts and its sources may be subject to additional adjustments and will be reported after year end.

Each Fund’s Performance and Distribution Rate Information disclosed in the table below is based on the Fund’s net asset value per share (NAV). Shareholders should take note of the relationship between the Fiscal Year-to-date Cumulative Total Return with the Fund’s Cumulative Distribution Rate and the Average Annual Total Return with the Fund’s Current Annualized Distribution Rate. Each Fund’s NAV is calculated as the total market value of all the securities and other assets held by the Fund minus the total liabilities, divided by the total number of shares outstanding. NAV performance may be indicative of a Fund’s investment performance. The value of a shareholder’s investment in each Fund is determined by the Fund’s market price, which is based on the supply and demand for the Fund’s shares in the open market.

41                         Invesco Senior Income Trust

Fund Performance and Distribution Rate Information:

				Five year period ending
	Fiscal Year-to-date March 1, 2021 to August 31, 2021			August 31, 2021
			Current
	FYTD	Cumulative	Annualized
	Cumulative	Distribution	Distribution	Average Annual Total
Fund	Total Return[1]	Rate[2]	Rate[3]	Return[4]
Invesco High Income Trust II	3.91%	3.86%	7.73%	6.76%
Invesco Dynamic Credit Opportunities Fund	7.04%	3.64%	7.29%	7.42%
Invesco Senior Income Trust	5.21%	2.70%	5.41%	6.17%

[1]

Fiscal year-to-date Cumulative Total Return assumes reinvestment of distributions. This is calculated as the percentage change in the Fund’s NAV over the fiscal year-to-date time period including distributions paid and reinvested.

[2]

Cumulative Distribution Rate for the Fund’s current fiscal period (March 1, 2021 through August 31, 2021) is calculated as the dollar value of distributions in the fiscal year-to-date period as a percentage of the Fund’s NAV as of August 31, 2021.

[3]	The Current Annualized Distribution Rate is the current fiscal period’s distribution rate annualized as a percentage of the Fund’s NAV as of August 31, 2021.
[4]

Average Annual Total Return represents the compound average of the annual NAV Total Returns of the Fund for the five year period ending August 31, 2021. Annual NAV Total Return is the percentage change in the Fund’s NAV over a year including distributions paid and reinvested.

The Plans will be subject to periodic review by each Fund’s Board, and a Fund’s Board may terminate or amend the terms of its Plan at any time without prior notice to the Fund’s shareholders. The amendment or termination of a Fund’s Plan could have an adverse effect on the market price of such Fund’s common shares.

The amount of dividends paid by each Fund may vary from time to time. Past amounts of dividends are no guarantee of future payment amounts.

Investing involves risk and it is possible to lose money on any investment in the Funds.

For more information, call 1-800-341-2929.

About Invesco Ltd.

Invesco Ltd. is a global independent investment management firm dedicated to delivering an investment experience that helps people get more out of life. Our distinctive investment teams deliver a comprehensive range of active, passive and alternative investment capabilities. With offices in more than 20 countries, Invesco managed $1.5 trillion in assets on behalf of clients worldwide as of August 31, 2021.

For more information, visit www.invesco.com.

Invesco Distributors, Inc. is the US distributor for Invesco Ltd. It is an indirect, wholly owned, subsidiary of Invesco Ltd.

Note: There is no assurance that a closed-end fund will achieve its investment objective. Shares are bought on the secondary market and may trade at a discount or premium to NAV. Regular brokerage commissions apply.

NOT A DEPOSIT | NOT FDIC INSURED | NOT GUARANTEED BY THE BANK | MAY LOSE VALUE | NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

–Invesco–

42                         Invesco Senior Income Trust

Proxy Results

A Virtual Joint Annual Meeting (“Meeting”) of Shareholders of Invesco Senior Income Trust (the “Fund”) was held on August 6, 2021. The Meeting was held for the following purposes:

(1). Election of Trustees by Common Shareholders and Preferred Shareholders voting together as a single class.

The results of the voting on the above matters were as follows:

	Matter	Votes For	Votes Withheld
(1).	Jack M. Fields	128,124,890.60	1,576,770.00
	Martin L. Flanagan	128,156,878.60	1,544,782.00
	Elizabeth Krentzman	128,129,773.60	1,571,887.00
	Robert C. Troccoli	123,912,485.60	5,789,175.00
	James D. Vaughn	123,905,394.60	5,796,266.00

43                         Invesco Senior Income Trust

Correspondence information

Send general correspondence to Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000.

Trust holdings and proxy voting information

The Trust provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Trust’s Form N-PORT filings on the SEC website at sec.gov. The SEC file number for the Trust is shown below.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

SEC file number(s): 811-08743	VK-CE-SINC-SAR-1

ITEM 2.	CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of October 21, 2021, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of October 21, 2021, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

13(c)	Pursuant to the Securities and Exchange Commission’s Order granting relief from Section 19(b) of the Investment Company Act of 1940, the Section 19(a) notices to shareholders are attached thereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Senior Income Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 4, 2021

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 4, 2021

By:	/s/ Adrien Deberghes
Adrien Deberghes
Principal Financial Officer

Date:	November 4, 2021